UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Capital & Income Fund

January 31, 2019

CAI-QTLY-0319
1.813054.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.0%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (a)	$2,881	$1,585
Nonconvertible Bonds - 60.0%
Aerospace - 1.3%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)	4,405	4,405
BWX Technologies, Inc. 5.375% 7/15/26 (b)	8,510	8,595
DAE Funding LLC 4% 8/1/20 (b)	5,145	5,081
TransDigm UK Holdings PLC 6.875% 5/15/26 (b)	35,725	34,653
TransDigm, Inc.:
6.25% 3/15/26 (b)(c)	17,925	18,194
6.375% 6/15/26	55,980	53,881
6.5% 5/15/25	16,505	16,010
		140,819
Air Transportation - 0.3%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (b)	2,122	2,150
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22	639	658
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	5,807	6,317
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23	3,615	3,612
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23	7,769	8,494
Series 2012-2 Class B, 6.75% 6/3/21	2,608	2,718
Series 2013-1 Class B, 5.375% 11/15/21	3,547	3,617
XPO Logistics, Inc. 6.125% 9/1/23 (b)	8,900	9,039
		36,605
Automotive & Auto Parts - 0.4%
Allison Transmission, Inc. 5% 10/1/24 (b)	11,405	11,234
Delphi Technologies PLC 5% 10/1/25 (b)	13,220	11,336
Exide Technologies 11% 4/30/22 pay-in-kind (a)(b)	2,821	2,257
LKQ Corp. 4.75% 5/15/23	2,190	2,201
Penske Automotive Group, Inc. 5.5% 5/15/26	8,565	8,372
Tenneco, Inc. 5% 7/15/26	8,345	7,091
		42,491
Banks & Thrifts - 3.7%
Ally Financial, Inc.:
4.125% 2/13/22	20,550	20,627
4.625% 3/30/25	37,190	37,874
5.125% 9/30/24	85,095	88,626
8% 11/1/31	20,638	24,766
8% 11/1/31	206,609	247,929
		419,822
Broadcasting - 0.4%
iHeartCommunications, Inc. 11.25% 3/1/21 (b)(d)	11,660	7,346
Sirius XM Radio, Inc.:
4.625% 5/15/23 (b)	4,925	4,919
5% 8/1/27 (b)	14,525	14,035
5.375% 4/15/25 (b)	12,000	12,150
5.375% 7/15/26 (b)	11,315	11,214
		49,664
Building Materials - 0.1%
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (b)	5,095	4,783
U.S. Concrete, Inc. 6.375% 6/1/24	5,535	5,374
USG Corp. 4.875% 6/1/27 (b)	3,170	3,223
		13,380
Cable/Satellite TV - 4.3%
Altice SA 7.625% 2/15/25 (b)	60,398	51,338
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (b)	54,360	51,642
5.125% 2/15/23	30,665	30,972
5.125% 5/1/23 (b)	14,050	14,238
5.125% 5/1/27 (b)	69,885	67,614
5.375% 5/1/25 (b)	14,050	14,124
5.5% 5/1/26 (b)	17,605	17,561
5.75% 9/1/23	9,495	9,685
5.75% 1/15/24	11,275	11,501
5.75% 2/15/26 (b)	20,340	20,696
5.875% 5/1/27 (b)	17,965	18,015
CSC Holdings LLC:
5.375% 2/1/28 (b)	23,655	22,738
5.5% 5/15/26 (b)	50,968	50,458
6.5% 2/1/29 (b)	24,795	25,027
7.5% 4/1/28 (b)	14,375	14,770
Videotron Ltd. 5.125% 4/15/27 (b)	12,060	12,090
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,771
Ziggo Bond Finance BV:
5.875% 1/15/25 (b)	1,175	1,111
6% 1/15/27 (b)	11,435	10,534
Ziggo Secured Finance BV 5.5% 1/15/27 (b)	22,875	21,617
		476,502
Capital Goods - 0.1%
AECOM 5.125% 3/15/27	11,885	11,172
Stevens Holding Co., Inc. 6.125% 10/1/26 (b)	3,245	3,279
		14,451
Chemicals - 1.5%
CF Industries Holdings, Inc.:
4.95% 6/1/43	12,120	10,048
5.15% 3/15/34	12,120	11,272
5.375% 3/15/44	12,110	10,524
Element Solutions, Inc.:
5.875% 12/1/25 (b)	18,605	18,558
6.5% 2/1/22 (b)	10,570	10,715
Hexion, Inc. 10.375% 2/1/22 (b)	4,420	3,536
LSB Industries, Inc. 9.625% 5/1/23 (b)	6,090	6,197
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)	15,135	14,378
5.25% 6/1/27 (b)	12,980	11,844
OCI NV 6.625% 4/15/23 (b)	5,370	5,518
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)	24,565	24,504
The Chemours Co. LLC 5.375% 5/15/27	18,470	17,731
TPC Group, Inc. 8.75% 12/15/20 (b)	14,165	14,028
Tronox Finance PLC 5.75% 10/1/25 (b)	5,510	4,766
Valvoline, Inc. 5.5% 7/15/24	4,170	4,233
Versum Materials, Inc. 5.5% 9/30/24 (b)	5,910	5,999
		173,851
Consumer Products - 0.2%
Energizer Holdings, Inc. 7.75% 1/15/27 (b)	14,945	15,399
First Quality Finance Co., Inc. 5% 7/1/25 (b)	9,675	9,336
		24,735
Containers - 0.5%
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,287
7.5% 12/15/96	12,871	12,758
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)	3,540	3,195
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (b)	22,890	22,932
7% 7/15/24 (b)	6,635	6,784
		50,956
Diversified Financial Services - 4.4%
AssuredPartners, Inc. 7% 8/15/25 (b)	4,865	4,646
CIT Group, Inc. 5% 8/15/22	6,971	7,145
FLY Leasing Ltd. 5.25% 10/15/24	9,470	8,807
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (b)	7,120	7,191
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	70,330	70,865
6% 8/1/20	20,090	20,266
6.25% 2/1/22	20,550	21,089
6.375% 12/15/25	54,810	56,043
6.75% 2/1/24	10,075	10,377
James Hardie International Finance Ltd.:
4.75% 1/15/25 (b)	8,815	8,374
5% 1/15/28 (b)	8,900	8,010
MSCI, Inc.:
5.25% 11/15/24 (b)	6,725	6,860
5.75% 8/15/25 (b)	7,185	7,436
Navient Corp.:
5.875% 10/25/24	28,294	26,455
6.5% 6/15/22	27,055	27,337
7.25% 9/25/23	5,688	5,788
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)	4,315	4,234
5.25% 8/15/22 (b)	1,660	1,685
5.5% 2/15/24 (b)	790	802
SLM Corp.:
5.5% 1/25/23	44,765	43,198
6.125% 3/25/24	15,595	14,922
7.25% 1/25/22	27,370	28,396
Springleaf Financial Corp.:
6.875% 3/15/25	51,610	49,417
7.125% 3/15/26	38,380	35,928
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	6,170	6,124
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (b)	10,265	8,437
		489,832
Diversified Media - 0.5%
Block Communications, Inc. 6.875% 2/15/25 (b)	9,080	9,307
Liberty Media Corp.:
8.25% 2/1/30	12,298	12,452
8.5% 7/15/29	7,900	8,019
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)	6,170	6,161
Quebecor Media, Inc. 5.75% 1/15/23	15,820	16,295
WMG Acquisition Corp. 5.625% 4/15/22 (b)	1,920	1,939
		54,173
Energy - 11.9%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (b)	18,325	18,875
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	4,420	4,332
Antero Resources Corp.:
5.125% 12/1/22	840	839
5.625% 6/1/23 (Reg. S)	10,850	10,836
Antero Resources Finance Corp. 5.375% 11/1/21	5,830	5,859
Callon Petroleum Co. 6.125% 10/1/24	4,090	4,110
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	7,400	7,308
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	12,490	12,599
5.875% 3/31/25	14,620	15,333
7% 6/30/24	13,100	14,440
Cheniere Energy Partners LP 5.625% 10/1/26 (b)	12,250	12,279
Chesapeake Energy Corp. 8% 1/15/25	6,650	6,685
Citgo Holding, Inc. 10.75% 2/15/20 (b)	50,085	50,836
CNX Midstream Partners LP 6.5% 3/15/26 (b)	6,675	6,567
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (b)	12,190	11,603
Comstock Escrow Corp. 9.75% 8/15/26 (b)	51,870	47,980
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (a)(b)(e)	3,025	3,017
6.5% 5/15/26 (b)	12,170	11,896
6.875% 6/15/25 (b)	6,050	5,959
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	8,985	8,808
6.25% 4/1/23	9,260	9,341
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	21,022
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	18,335	15,768
Denbury Resources, Inc.:
4.625% 7/15/23	13,470	8,924
5.5% 5/1/22	37,342	27,260
6.375% 8/15/21	20,180	16,649
7.5% 2/15/24 (b)	27,670	24,211
9% 5/15/21 (b)	47,050	46,580
9.25% 3/31/22 (b)	7,030	6,907
Diamondback Energy, Inc.:
4.75% 11/1/24	9,930	9,905
5.375% 5/31/25	5,155	5,316
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)	5,205	5,426
5.75% 1/30/28 (b)	5,235	5,562
Energy Transfer Equity LP 5.5% 6/1/27	16,735	17,363
Ensco PLC:
4.5% 10/1/24	12,210	9,066
5.2% 3/15/25	4,985	3,714
5.75% 10/1/44	10,983	7,166
7.75% 2/1/26	7,360	5,911
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)	59,725	55,022
8% 11/29/24 (b)	6,315	5,052
Exterran Energy Solutions LP 8.125% 5/1/25	11,280	11,026
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	7,873
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (b)	7,165	6,628
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	12,275
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26	9,130	8,371
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)	15,535	15,380
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,920	9,424
5.75% 10/1/25 (b)	11,285	10,975
6.25% 11/1/28 (b)	12,280	11,973
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (b)	7,145	7,199
Indigo Natural Resources LLC 6.875% 2/15/26 (b)	14,085	12,324
Jonah Energy LLC 7.25% 10/15/25 (b)	14,145	10,467
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)	6,075	6,014
Murphy Oil U.S.A., Inc. 5.625% 5/1/27	6,030	5,940
Newfield Exploration Co.:
5.375% 1/1/26	9,245	9,499
5.625% 7/1/24	1,550	1,628
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	8,025	7,646
4.5% 9/15/27 (b)	5,580	5,074
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	11,920	10,773
NGPL PipeCo LLC:
4.375% 8/15/22 (b)	2,995	3,020
4.875% 8/15/27 (b)	3,000	2,970
Nine Energy Service, Inc. 8.75% 11/1/23 (b)	6,245	6,261
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (b)	7,215	7,143
5.625% 10/15/27 (b)	5,885	5,834
6.25% 6/1/24 (b)	8,115	8,317
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	32,600	32,763
7.25% 6/15/25	22,875	22,761
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	8,455	8,614
PDC Energy, Inc. 6.125% 9/15/24	3,555	3,469
QEP Resources, Inc. 5.25% 5/1/23	12,370	11,906
Range Resources Corp. 5% 3/15/23	18,145	17,238
Sabine Pass Liquefaction LLC 5% 3/15/27	8,570	8,860
Sanchez Energy Corp.:
6.125% 1/15/23	34,330	6,008
7.25% 2/15/23 (b)	24,505	20,645
SemGroup Corp.:
6.375% 3/15/25	5,990	5,617
7.25% 3/15/26	11,220	10,715
SESI LLC 7.75% 9/15/24	7,245	5,669
SM Energy Co.:
5.625% 6/1/25	5,480	5,247
6.625% 1/15/27	9,590	9,398
6.75% 9/15/26	4,550	4,482
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	28,330
8% 3/1/32	12,475	16,181
Southern Star Central Corp. 5.125% 7/15/22 (b)	6,750	6,598
Southwestern Energy Co.:
4.1% 3/15/22	15,400	14,823
7.5% 4/1/26	9,070	9,342
7.75% 10/1/27	8,135	8,379
SRC Energy, Inc. 6.25% 12/1/25	7,435	6,599
Summit Midstream Holdings LLC 5.75% 4/15/25	8,365	7,842
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	9,145	9,008
5.5% 2/15/26	11,640	11,494
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28	12,180	11,480
5.125% 2/1/25	5,750	5,649
5.375% 2/1/27	5,750	5,549
5.875% 4/15/26 (b)	18,255	18,415
6.5% 7/15/27 (b)	6,180	6,369
6.875% 1/15/29 (b)	10,935	11,379
Teine Energy Ltd. 6.875% 9/30/22 (b)	11,950	11,890
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,676
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)	6,270	6,129
5% 1/31/28 (b)	6,295	5,846
6.625% 6/15/25 (a)(b)	7,915	8,311
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	4,570	4,753
Transocean Guardian Ltd. 5.875% 1/15/24 (b)	16,471	16,554
Transocean Pontus Ltd. 6.125% 8/1/25 (b)	10,900	10,927
Transocean, Inc.:
7.5% 1/15/26 (b)	12,910	12,281
9% 7/15/23 (b)	26,532	27,684
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind	10,509	7,146
Unit Corp. 6.625% 5/15/21	2,202	2,081
W&T Offshore, Inc. 9.75% 11/1/23 (b)	41,795	40,855
Weatherford International, Inc. 9.875% 3/1/25	4,870	3,117
Whiting Petroleum Corp. 6.625% 1/15/26	8,380	8,212
WPX Energy, Inc.:
5.25% 9/15/24	8,725	8,616
5.75% 6/1/26	9,125	9,079
6% 1/15/22	15,850	16,088
		1,327,434
Entertainment/Film - 0.2%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (b)	3,865	3,807
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	27,152	14,934
		18,741
Environmental - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (b)	10,140	10,165
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)	4,700	4,477
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,756
5.875% 7/1/25	3,205	3,141
6% 1/1/27	12,335	11,811
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (b)	9,525	9,692
Tervita Escrow Corp. 7.625% 12/1/21 (b)	5,500	5,404
		52,446
Food/Beverage/Tobacco - 1.8%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,631
ESAL GmbH 6.25% 2/5/23 (b)	28,980	29,125
JBS Investments GmbH 7.25% 4/3/24 (b)	37,820	39,109
JBS Investments II GmbH 7% 1/15/26 (b)	11,630	11,804
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	20,055	20,005
5.875% 7/15/24 (b)	6,030	6,105
6.75% 2/15/28 (b)	18,350	18,740
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)	7,660	7,622
4.875% 11/1/26 (b)	7,740	7,674
Pilgrim's Pride Corp. 5.75% 3/15/25 (b)	17,930	17,571
Post Holdings, Inc.:
5% 8/15/26 (b)	17,030	16,097
5.5% 3/1/25 (b)	10,085	10,035
5.75% 3/1/27 (b)	7,710	7,554
		202,072
Gaming - 2.2%
Boyd Gaming Corp.:
6% 8/15/26	6,435	6,451
6.375% 4/1/26	4,150	4,238
Churchill Downs, Inc. 4.75% 1/15/28 (b)	9,130	8,753
Delta Merger Sub, Inc. 6% 9/15/26 (b)	8,170	8,150
Eldorado Resorts, Inc. 6% 4/1/25	22,445	22,574
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	12,085	12,351
5.75% 6/1/28	9,515	9,918
International Game Technology PLC 6.25% 1/15/27 (b)	17,215	17,452
Jacobs Entertainment, Inc. 7.875% 2/1/24 (b)	2,820	2,962
LHMC Finco SARL 7.875% 12/20/23 (b)	12,210	12,390
MCE Finance Ltd. 4.875% 6/6/25 (b)	30,275	28,456
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24	6,770	6,956
MGM Mirage, Inc.:
4.625% 9/1/26	9,495	8,925
5.75% 6/15/25	20,003	19,781
Penn National Gaming, Inc. 5.625% 1/15/27 (b)	2,295	2,157
Stars Group Holdings BV 7% 7/15/26 (b)	16,055	16,301
Station Casinos LLC 5% 10/1/25 (b)	12,105	11,577
Transocean, Inc. 7.25% 11/1/25 (b)	12,270	11,595
Wynn Macau Ltd.:
4.875% 10/1/24 (b)	12,170	11,318
5.5% 10/1/27 (b)	24,385	22,251
		244,556
Healthcare - 7.1%
Catalent Pharma Solutions 4.875% 1/15/26 (b)	4,000	3,880
Centene Escrow Corp. 5.375% 6/1/26 (b)	30,420	31,532
Community Health Systems, Inc.:
6.875% 2/1/22	51,884	29,493
8.125% 6/30/24 (b)	66,716	52,872
8.625% 1/15/24 (b)	48,790	50,337
11% 6/30/23 (b)(f)	36,023	30,800
Encompass Health Corp.:
5.125% 3/15/23	6,440	6,478
5.75% 11/1/24	22,135	22,384
Enterprise Merger Sub, Inc. 8.75% 10/15/26 (b)	36,845	33,598
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,770
5.25% 6/15/26	14,055	14,810
5.375% 2/1/25	19,715	20,350
5.375% 9/1/26	13,085	13,353
5.625% 9/1/28	15,990	16,372
5.875% 5/1/23	30,135	31,868
5.875% 2/15/26	26,050	27,483
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)	5,715	5,886
Hologic, Inc.:
4.375% 10/15/25 (b)	6,295	6,182
4.625% 2/1/28 (b)	4,255	4,106
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (b)	4,033	4,250
MPH Acquisition Holdings LLC 7.125% 6/1/24 (b)	6,095	6,052
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	25,968	25,280
5.25% 8/1/26	7,453	7,490
6.375% 3/1/24	3,970	4,149
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(b)	20,880	20,045
Quintiles Transnational Corp. 4.875% 5/15/23 (b)	8,705	8,803
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	4,945	4,920
Teleflex, Inc. 4.625% 11/15/27	4,975	4,818
Tenet Healthcare Corp.:
4.625% 7/15/24	6,055	5,931
5.125% 5/1/25	6,055	5,915
6.25% 2/1/27 (b)(c)	17,930	18,199
7.5% 1/1/22 (b)	6,590	6,847
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (b)	90,612	90,373
5.875% 5/15/23 (b)	42,000	41,144
6.5% 3/15/22 (b)	11,985	12,389
7% 3/15/24 (b)	17,980	18,868
8.5% 1/31/27 (b)	12,280	12,833
9% 12/15/25 (b)	47,285	50,271
Vizient, Inc. 10.375% 3/1/24 (b)	12,515	13,563
Wellcare Health Plans, Inc.:
5.25% 4/1/25	9,245	9,430
5.375% 8/15/26 (b)	7,920	8,098
		794,222
Homebuilders/Real Estate - 1.2%
Howard Hughes Corp. 5.375% 3/15/25 (b)	12,730	12,662
Lennar Corp. 4.75% 11/29/27	12,205	11,564
LGI Homes, Inc. 6.875% 7/15/26 (b)	12,190	11,733
Mattamy Group Corp. 6.875% 12/15/23 (b)	8,755	8,513
Odebrecht Finance Ltd.:
4.375% 4/25/25 (b)(d)	12,020	1,472
5.25% 6/27/29 (b)(d)	10,987	1,362
7.125% 6/26/42 (b)(d)	5,370	658
Starwood Property Trust, Inc. 4.75% 3/15/25	11,625	11,073
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (b)	14,750	14,768
5.625% 3/1/24 (b)	1,312	1,276
5.875% 4/15/23 (b)	8,405	8,321
Toll Brothers Finance Corp.:
4.375% 4/15/23	6,162	6,039
5.625% 1/15/24	3,075	3,152
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,675
5.875% 6/15/24	16,130	15,545
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)	6,060	5,484
William Lyon Homes, Inc.:
5.875% 1/31/25	7,125	6,270
6% 9/1/23	7,430	6,780
		133,347
Hotels - 0.6%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,141
FelCor Lodging LP 6% 6/1/25	10,935	11,236
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (b)	18,255	18,392
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	17,975	17,795
4.875% 4/1/27	8,435	8,338
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (b)	9,495	9,614
		68,516
Insurance - 0.5%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)	17,915	15,586
8.125% 2/15/24 (b)	8,620	8,768
AmWINS Group, Inc. 7.75% 7/1/26 (b)	6,100	6,085
HUB International Ltd. 7% 5/1/26 (b)	11,770	11,417
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)	12,080	11,593
		53,449
Leisure - 1.0%
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27	6,830	6,830
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)	7,365	7,503
Merlin Entertainments PLC 5.75% 6/15/26 (b)	12,170	12,413
NVA Holdings, Inc. 6.875% 4/1/26 (b)	6,560	6,263
Silversea Cruises 7.25% 2/1/25 (b)	4,765	5,105
Six Flags Entertainment Corp.:
4.875% 7/31/24 (b)	14,040	13,900
5.5% 4/15/27 (b)	7,460	7,404
Studio City Co. Ltd.:
5.875% 11/30/19 (b)	7,565	7,669
7.25% 11/30/21 (b)	19,685	20,321
Viking Cruises Ltd. 5.875% 9/15/27 (b)	11,595	11,334
Voc Escrow Ltd. 5% 2/15/28 (b)	10,755	10,470
		109,212
Metals/Mining - 1.4%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (b)	3,565	3,610
6.75% 9/30/24 (b)	7,705	8,026
7% 9/30/26 (b)	6,385	6,736
Aleris International, Inc. 6% 6/1/20 (b)(g)	151	151
Constellium NV 5.875% 2/15/26 (b)	5,030	4,816
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)	9,135	8,381
6.875% 3/1/26 (b)	23,415	21,220
7% 2/15/21 (b)	13,590	13,556
7.25% 5/15/22 (b)	7,715	7,599
7.25% 4/1/23 (b)	11,390	10,906
7.5% 4/1/25 (b)	18,975	17,789
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)	7,950	7,928
5.125% 3/15/23 (b)	12,860	12,731
5.125% 5/15/24 (b)	9,780	9,572
Freeport-McMoRan, Inc. 5.45% 3/15/43	5,135	4,416
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)	6,445	6,670
Murray Energy Corp. 11.25% 4/15/21 (b)	11,985	6,891
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (b)	9,795	9,501
		160,499
Paper - 0.1%
Boise Cascade Co. 5.625% 9/1/24 (b)	4,105	3,982
Flex Acquisition Co., Inc. 6.875% 1/15/25 (b)	5,230	4,890
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (a)(d)(e)(g)	6,337	0
11.375% 12/31/2014 (d)(g)	12,582	0
		8,872
Restaurants - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)	65,605	63,309
Golden Nugget, Inc.:
6.75% 10/15/24 (b)	22,555	22,555
8.75% 10/1/25 (b)	24,245	24,851
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)	9,215	8,927
5% 6/1/24 (b)	8,800	8,797
5.25% 6/1/26 (b)	8,800	8,910
		137,349
Services - 0.5%
Avantor, Inc. 6% 10/1/24 (b)	12,090	12,359
CDK Global, Inc. 5.875% 6/15/26	4,545	4,642
IHS Markit Ltd.:
4% 3/1/26 (b)	5,380	5,137
4.75% 2/15/25 (b)	4,225	4,218
KAR Auction Services, Inc. 5.125% 6/1/25 (b)	10,355	9,978
Laureate Education, Inc. 8.25% 5/1/25 (b)	2,725	2,957
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (b)	3,510	3,528
The Brink's Co. 4.625% 10/15/27 (b)	12,180	11,571
United Rentals North America, Inc. 5.5% 5/15/27	7,325	7,217
		61,607
Steel - 0.6%
Algoma Steel SCA 0% 12/31/23 (g)	1,982	1,982
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)	9,390	9,860
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (b)	12,165	11,709
5.75% 3/1/25	12,105	11,712
Commercial Metals Co. 5.75% 4/15/26	9,135	8,655
JMC Steel Group, Inc. 9.875% 6/15/23 (b)	7,500	7,969
United States Steel Corp. 6.25% 3/15/26	12,205	11,061
		62,948
Super Retail - 1.3%
Netflix, Inc.:
4.375% 11/15/26	11,520	10,843
4.875% 4/15/28	28,755	27,084
5.375% 2/1/21	4,255	4,356
5.75% 3/1/24	10,485	10,918
5.875% 2/15/25	27,663	28,657
5.875% 11/15/28 (b)	64,825	65,716
		147,574
Technology - 2.0%
Ascend Learning LLC 6.875% 8/1/25 (b)	4,115	4,115
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)	23,415	24,644
Camelot Finance SA 7.875% 10/15/24 (b)	5,065	5,217
CDW LLC/CDW Finance Corp.:
5% 9/1/23	10,930	10,957
5% 9/1/25	6,380	6,332
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)	19,115	19,593
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)	8,065	8,085
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (b)	4,060	4,131
Open Text Corp. 5.875% 6/1/26 (b)	8,535	8,812
Parametric Technology Corp. 6% 5/15/24	3,490	3,617
Qorvo, Inc. 5.5% 7/15/26 (b)	6,085	6,039
Sensata Technologies BV 5% 10/1/25 (b)	11,210	11,266
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)	11,535	11,968
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)	29,985	32,533
Symantec Corp. 5% 4/15/25 (b)	10,050	10,004
TTM Technologies, Inc. 5.625% 10/1/25 (b)	4,060	3,786
Uber Technologies, Inc.:
7.5% 11/1/23 (b)	17,165	17,444
8% 11/1/26 (b)	24,575	24,980
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)	3,885	3,419
10.5% 2/1/24 (b)	11,963	8,707
		225,649
Telecommunications - 5.9%
Citizens Communications Co.:
7.875% 1/15/27	9,275	4,684
9% 8/15/31	13,178	7,215
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	3,190	3,214
5.375% 3/15/27	2,735	2,749
Equinix, Inc. 5.375% 5/15/27	9,265	9,288
Frontier Communications Corp. 8.5% 4/1/26 (b)	31,445	28,528
GCI, Inc. 6.875% 4/15/25	10,905	10,823
GTT Communications, Inc. 7.875% 12/31/24 (b)	5,565	4,897
Intelsat Jackson Holdings SA 5.5% 8/1/23	27,080	24,609
Level 3 Financing, Inc.:
5.125% 5/1/23	11,240	11,142
5.375% 5/1/25	11,240	11,100
Sable International Finance Ltd. 6.875% 8/1/22 (b)	29,616	30,727
SFR Group SA:
7.375% 5/1/26 (b)	125,670	121,113
8.125% 2/1/27 (b)	7,635	7,501
Sprint Capital Corp.:
6.875% 11/15/28	29,939	29,752
8.75% 3/15/32	37,051	40,663
Sprint Communications, Inc. 6% 11/15/22	21,605	21,848
Sprint Corp.:
7.125% 6/15/24	56,633	58,190
7.625% 2/15/25	32,350	33,815
7.625% 3/1/26	43,440	45,123
7.875% 9/15/23	29,545	31,392
T-Mobile U.S.A., Inc.:
6% 4/15/24	9,450	9,686
6.375% 3/1/25	25,696	26,660
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	25,600	24,192
U.S. West Communications 7.25% 9/15/25	1,480	1,562
UPCB Finance IV Ltd. 5.375% 1/15/25 (b)	11,930	11,483
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (b)	31,195	30,140
6% 4/1/23	11,035	11,090
6.375% 5/15/25	2,440	2,382
		655,568
Textiles/Apparel - 0.0%
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)	4,685	4,462
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (b)	3,310	3,360
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	2,850	2,152
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	10,180	9,518
		15,030
Utilities - 2.2%
Calpine Corp. 5.25% 6/1/26 (b)	19,080	18,126
Dynegy, Inc. 7.625% 11/1/24	40,452	42,980
EnLink Midstream Partners LP:
4.15% 6/1/25	8,545	8,000
4.4% 4/1/24	8,560	8,191
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	2,638
7% 6/15/23	11,295	11,013
NRG Energy, Inc.:
5.75% 1/15/28	34,385	34,774
6.625% 1/15/27	26,747	28,157
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)	5,475	5,352
Talen Energy Supply LLC:
6.5% 6/1/25	20,955	16,450
10.5% 1/15/26 (b)	20,514	18,975
The AES Corp. 4.5% 3/15/23	5,175	5,201
Vistra Operations Co. LLC:
5.5% 9/1/26 (b)	16,965	17,198
5.625% 2/15/27 (b)(c)	28,195	28,424
		245,479

TOTAL NONCONVERTIBLE BONDS		6,716,313

TOTAL CORPORATE BONDS
(Cost $6,742,016)		6,717,898
	Shares	Value (000s)

Common Stocks - 21.1%
Aerospace - 0.3%
TransDigm Group, Inc. (h)	72,100	28,191
Air Transportation - 0.7%
Air Canada (h)	3,438,100	77,635
Automotive & Auto Parts - 0.3%
Allison Transmission Holdings, Inc.	285,200	13,881
Chassix Holdings, Inc. warrants 7/29/20 (g)(h)	37,382	304
Exide Technologies (g)(h)	9,824	10
Exide Technologies (g)(h)	32,746	23
UC Holdings, Inc. (g)(h)	677,217	15,386

TOTAL AUTOMOTIVE & AUTO PARTS		29,604

Banks & Thrifts - 0.5%
Bank of America Corp.	1,145,315	32,607
JPMorgan Chase & Co.	250,380	25,914

TOTAL BANKS & THRIFTS		58,521

Broadcasting - 0.2%
Nexstar Broadcasting Group, Inc. Class A	254,129	21,212
Cable/Satellite TV - 0.6%
Altice U.S.A., Inc. Class A	1,930,500	37,915
Comcast Corp. Class A	938,600	34,325

TOTAL CABLE/SATELLITE TV		72,240

Capital Goods - 0.3%
Ingersoll-Rand PLC	183,838	18,391
Thermo Fisher Scientific, Inc.	56,628	13,912

TOTAL CAPITAL GOODS		32,303

Chemicals - 0.7%
DowDuPont, Inc.	506,200	27,239
Olin Corp.	261,308	6,169
The Chemours Co. LLC	987,600	35,307
Westlake Chemical Corp.	77,113	5,699

TOTAL CHEMICALS		74,414

Consumer Products - 0.0%
Reddy Ice Holdings, Inc. (g)(h)	496,439	248
Containers - 0.2%
Crown Holdings, Inc. (h)	479,700	24,465
Diversified Financial Services - 0.2%
OneMain Holdings, Inc. (h)	764,900	22,863
Penson Worldwide, Inc. Class A (g)(h)	10,322,034	0
PJT Partners, Inc.	5,092	221

TOTAL DIVERSIFIED FINANCIAL SERVICES		23,084

Energy - 0.8%
Chaparral Energy, Inc. Class A (h)(i)	146,806	1,129
Cheniere Energy, Inc. (h)	294,900	19,360
Diamondback Energy, Inc.	307,100	31,668
Forbes Energy Services Ltd. (h)	193,218	628
Goodrich Petroleum Corp. (h)	129,527	1,772
Harvest Oil & Gas Corp. (h)	254,828	4,396
Parsley Energy, Inc. Class A (h)	683,900	12,707
Pioneer Natural Resources Co.	127,200	18,103
Ultra Petroleum Corp. warrants 7/14/25 (h)	211,400	0
VNR Finance Corp. (h)	119,961	29
VNR Finance Corp. (b)(h)	577,714	142

TOTAL ENERGY		89,934

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (g)(h)	197,863	7,610
Food/Beverage/Tobacco - 0.7%
Darling International, Inc. (h)	1,080,917	22,991
JBS SA	12,222,900	50,571

TOTAL FOOD/BEVERAGE/TOBACCO		73,562

Gaming - 1.5%
Boyd Gaming Corp.	1,699,600	46,433
Eldorado Resorts, Inc. (h)	1,155,936	53,890
Penn National Gaming, Inc. (h)	1,369,900	33,206
Red Rock Resorts, Inc.	1,079,097	27,387
Studio City International Holdings Ltd. ADR	695,700	10,561
Wynn Resorts Ltd.	12,101	1,489

TOTAL GAMING		172,966

Healthcare - 2.0%
Alexion Pharmaceuticals, Inc. (h)	182,800	22,477
Cigna Corp.	134,900	26,954
Encompass Health Corp.	34	2
Humana, Inc.	105,400	32,568
IQVIA Holdings, Inc. (h)	393,500	50,765
Jazz Pharmaceuticals PLC (h)	154,600	19,463
Mylan NV (h)	498,100	14,918
Regeneron Pharmaceuticals, Inc. (h)	51,500	22,107
Rotech Healthcare, Inc. (g)(h)	185,710	297
UnitedHealth Group, Inc.	127,000	34,315

TOTAL HEALTHCARE		223,866

Homebuilders/Real Estate - 0.3%
American Tower Corp.	11,612	2,007
Lennar Corp. Class B	7,080	270
PulteGroup, Inc.	405,500	11,277
Starwood Property Trust, Inc.	831,600	18,362

TOTAL HOMEBUILDERS/REAL ESTATE		31,916

Hotels - 0.3%
Marriott International, Inc. Class A	203,500	23,307
Wyndham Hotels & Resorts, Inc.	208,200	10,221

TOTAL HOTELS		33,528

Leisure - 0.2%
Royal Caribbean Cruises Ltd.	197,700	23,734
Metals/Mining - 0.1%
Aleris Corp. (g)(h)	127,520	0
Elah Holdings, Inc. (h)	906	63
First Quantum Minerals Ltd.	1,011,900	11,714

TOTAL METALS/MINING		11,777

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (h)(j)	127,577	5
Services - 2.1%
Air Lease Corp. Class A	479,700	18,200
HD Supply Holdings, Inc. (h)	1,088,200	45,639
MasterCard, Inc. Class A	274,400	57,934
Novus Holdings Ltd.	100,408	32
Penhall Acquisition Co.:
Class A (g)(h)	26,163	2,201
Class B (g)(h)	8,721	734
United Rentals, Inc. (h)	524,794	65,736
Visa, Inc. Class A	322,340	43,519

TOTAL SERVICES		233,995

Steel - 0.0%
Algoma Steel GP (g)	198,162	1,056
Algoma Steel SCA (g)	198,162	1,056

TOTAL STEEL		2,112

Super Retail - 0.4%
Amazon.com, Inc. (h)	22,800	39,187
Arena Brands Holding Corp. Class B (g)(h)(j)	659,302	1,886

TOTAL SUPER RETAIL		41,073

Technology - 5.7%
Activision Blizzard, Inc.	67,004	3,165
Adobe, Inc. (h)	256,400	63,541
Alphabet, Inc. Class A (h)	79,500	89,508
CDW Corp.	247,000	20,568
EPAM Systems, Inc. (h)	261,900	37,054
Facebook, Inc. Class A (h)	231,300	38,555
First Data Corp. Class A (h)	1,699,500	41,893
Global Payments, Inc.	456,924	51,303
Microchip Technology, Inc. (i)	695,300	55,881
Micron Technology, Inc. (h)	603,000	23,047
Microsoft Corp.	340,900	35,600
NXP Semiconductors NV	452,600	39,390
ON Semiconductor Corp. (h)	1,863,138	37,337
PayPal Holdings, Inc. (h)	609,400	54,090
SS&C Technologies Holdings, Inc.	919,300	47,335

TOTAL TECHNOLOGY		638,267

Telecommunications - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (h)	740,200	124,716
Crown Castle International Corp.	197,000	23,061
T-Mobile U.S., Inc. (h)	651,600	45,364

TOTAL TELECOMMUNICATIONS		193,141

Textiles/Apparel - 0.3%
adidas AG	151,742	36,074
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA:
Class A1 (g)(j)	598,287	1
Class A2 (g)(j)	598,287	1
Class A3 (g)(j)	598,287	1
Class A4 (g)(j)	598,287	1
Class A5 (g)(j)	598,287	1
Class A6 (g)(j)	598,287	1
Class A7 (g)(j)	598,287	1
Class A8 (g)(j)	598,287	1
Class A9 (g)(j)	598,287	1
U.S. Shipping Partners Corp. (g)(h)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (g)(h)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		9

Utilities - 0.9%
NRG Energy, Inc.	651,500	26,653
Portland General Electric Co.	14,817	716
Vistra Energy Corp. (h)	3,126,400	78,504

TOTAL UTILITIES		105,873

TOTAL COMMON STOCKS
(Cost $1,965,365)		2,361,359

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (g)(h)	199,717	1,732
Nonconvertible Preferred Stocks - 0.0%
Transportation Ex Air/Rail - 0.0%
Tricer Holdco SCA (g)(h)(j)	287,159,690	97
TOTAL PREFERRED STOCKS
(Cost $11,676)		1,829
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 4.1%
Air Transportation - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (e)(k)	1,197	1,192
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (e)(k)	643	641

TOTAL AIR TRANSPORTATION		1,833

Automotive & Auto Parts - 0.2%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 1/23/26 (e)(k)	17,925	17,880
Building Materials - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.6% 9/27/24 (a)(e)	2,973	2,953
Energy - 1.4%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3695% 11/3/25 (a)(e)	6,070	5,767
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.869% 6/22/24 (a)(e)	8,914	8,495
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8739% 12/31/21 (a)(e)	98,190	102,486
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2519% 12/31/22 (a)(e)	41,115	40,224
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (a)(g)	2,107	2,123

TOTAL ENERGY		159,095

Healthcare - 0.3%
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (a)(e)	30,450	29,681
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5128% 6/1/25 (a)(e)	2,206	2,180

TOTAL HEALTHCARE		31,861

Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (a)(e)	5,413	5,211
Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.7489% 10/17/22 (a)(e)	22,659	19,175
Paper - 0.2%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7699% 6/29/25 (a)(e)	17,383	16,870
Services - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (a)(e)	46,476	43,720
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (a)(e)	14,476	13,870
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.053% 8/22/25 (a)(e)	6,055	5,994

TOTAL SERVICES		63,584

Technology - 1.2%
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 7.053% 10/2/25 (a)(e)	21,035	20,517
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4989% 10/31/24 (a)(e)	17,506	17,156
3 month U.S. LIBOR + 8.000% 10.4989% 10/31/25 (a)(e)	13,644	13,132
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.791% 11/1/24 (a)(e)	19,695	19,945
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.76% 1/20/24 (a)(e)	3,108	3,009
3 month U.S. LIBOR + 9.000% 11.51% 1/20/25 (a)(e)	10,270	9,795
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.25% 9/29/24 (a)(e)	4,633	4,604
3 month U.S. LIBOR + 8.500% 11% 9/29/25 (a)(e)	25,836	26,224
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2688% 10/11/26 (a)(e)	10,914	10,655
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2688% 10/11/25 (a)(e)	12,165	11,739

TOTAL TECHNOLOGY		136,776

TOTAL BANK LOAN OBLIGATIONS
(Cost $463,356)		455,238

Preferred Securities - 9.3%
Banks & Thrifts - 8.0%
Bank of America Corp.:
5.125% (a)(l)	28,140	28,182
5.2% (a)(l)	61,440	62,291
5.875% (e)(l)	102,630	102,590
6.25% (a)(l)	28,555	30,803
Barclays PLC 7.75% (a)(l)	30,535	30,761
Citigroup, Inc.:
5.8% (a)(l)	41,925	42,659
5.9% (a)(l)	27,015	28,009
5.95% (a)(l)	51,015	50,904
6.25% (a)(l)	17,065	18,155
6.3% (a)(l)	5,610	5,756
Credit Agricole SA 7.875% (a)(b)(l)	8,515	9,004
Credit Suisse Group AG 7.5% (a)(b)(l)	38,400	39,287
Goldman Sachs Group, Inc.:
5% (a)(l)	54,895	51,201
5.375% (a)(l)	31,615	31,847
5.7% (a)(l)	35,166	35,678
Huntington Bancshares, Inc. 5.7% (a)(e)(l)	12,990	12,278
JPMorgan Chase & Co.:
5% (a)(l)	33,640	33,700
5.3% (a)(l)	16,855	17,335
6% (a)(l)	69,385	73,201
6.125% (a)(l)	17,585	18,347
6.75% (a)(l)	8,330	9,259
Royal Bank of Scotland Group PLC 8.625% (a)(l)	41,759	44,791
Wells Fargo & Co.:
5.875% (a)(l)	50,420	52,701
5.9% (a)(l)	63,075	64,196

TOTAL BANKS & THRIFTS		892,935

Energy - 1.3%
Andeavor Logistics LP 6.875% (a)(l)	30,450	29,858
DCP Midstream Partners LP 7.375% (a)(l)	15,260	14,459
Energy Transfer Partners LP:
6.25% (a)(l)	70,123	65,135
6.625% (a)(l)	27,290	25,157
Summit Midstream Partners LP 9.5% (a)(l)	15,260	14,383

TOTAL ENERGY		148,992

Homebuilders/Real Estate - 0.0%
Odebrecht Finance Ltd. 7.5% (b)(d)(l)	2,940	353
TOTAL PREFERRED SECURITIES
(Cost $1,045,655)		1,042,280
	Shares	Value (000s)

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 2.43% (m)	566,275,723	566,389
Fidelity Securities Lending Cash Central Fund 2.43% (m)(n)	44,379,340	44,384
TOTAL MONEY MARKET FUNDS
(Cost $610,727)		610,773
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $10,838,795)		11,189,377
NET OTHER ASSETS (LIABILITIES) - 0.1%		9,973
NET ASSETS - 100%		$11,199,350

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,755,712,000 or 33.5% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Level 3 security

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,997,000 or 0.0% of net assets.

 (k) The coupon rate will be determined upon settlement of the loan after period end.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$246
Tricer Holdco SCA	10/16/09 - 12/30/17	$10,248
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$1,653
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$1,655

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$14,687
Fidelity Securities Lending Cash Central Fund	116
Total	$14,803

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$270,044	$270,044	$--	$--
Consumer Discretionary	459,366	441,752	5	17,609
Consumer Staples	83,152	73,562	--	9,590
Energy	89,934	89,934	--	--
Financials	99,967	99,967	--	--
Health Care	237,778	237,481	--	297
Industrials	270,746	267,705	--	3,041
Information Technology	608,492	608,492	--	--
Materials	112,768	110,656	--	2,112
Real Estate	25,068	25,068	--	--
Utilities	105,873	105,873	--	--
Corporate Bonds	6,717,898	--	6,715,765	2,133
Bank Loan Obligations	455,238	--	453,115	2,123
Preferred Securities	1,042,280	--	1,042,280	--
Money Market Funds	610,773	610,773	--	--
Total Investments in Securities:	$11,189,377	$2,941,307	$8,211,165	$36,905

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Focused High Income Fund

January 31, 2019

FFH-QTLY-0319
1.813015.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 92.0%
	Principal Amount	Value
Convertible Bonds - 0.6%
Broadcasting - 0.6%
DISH Network Corp.:
2.375% 3/15/24	$1,230,000	$1,017,241
3.375% 8/15/26	680,000	577,660
		1,594,901
Nonconvertible Bonds - 91.4%
Aerospace - 1.3%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	1,620,000	1,620,000
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,500,000	1,515,000
TransDigm, Inc. 6.25% 3/15/26 (a)(b)	735,000	746,025
		3,881,025
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(c)	1,665,000	1,616,415
Banks & Thrifts - 3.2%
Ally Financial, Inc.:
5.125% 9/30/24	770,000	801,955
5.75% 11/20/25	4,130,000	4,295,200
8% 11/1/31	1,995,000	2,394,000
Royal Bank of Scotland Group PLC 5.125% 5/28/24	1,600,000	1,607,821
		9,098,976
Broadcasting - 2.4%
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,695,000	1,669,575
5% 8/1/27 (a)	2,285,000	2,207,881
5.375% 7/15/26 (a)	800,000	792,840
6% 7/15/24 (a)	2,195,000	2,280,056
		6,950,352
Cable/Satellite TV - 8.0%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,750,000	1,706,863
5% 2/1/28 (a)	3,055,000	2,902,250
5.125% 5/1/23 (a)	1,105,000	1,119,785
5.125% 5/1/27 (a)	2,110,000	2,041,425
5.5% 5/1/26 (a)	1,150,000	1,147,125
5.875% 5/1/27 (a)	1,630,000	1,634,564
CSC Holdings LLC:
5.375% 7/15/23 (a)	3,745,000	3,782,450
5.5% 4/15/27 (a)	1,320,000	1,290,274
DISH DBS Corp.:
5.875% 11/15/24	1,330,000	1,102,238
7.75% 7/1/26	815,000	701,919
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	1,460,000	1,434,450
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	4,455,000	4,209,975
		23,073,318
Capital Goods - 1.1%
AECOM:
5.125% 3/15/27	2,000,000	1,880,000
5.875% 10/15/24	1,155,000	1,202,355
		3,082,355
Chemicals - 3.1%
CF Industries Holdings, Inc. 5.15% 3/15/34	80,000	74,400
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	1,765,000	1,676,750
OCI NV 6.625% 4/15/23 (a)	1,270,000	1,304,925
Olin Corp.:
5% 2/1/30	360,000	332,100
5.125% 9/15/27	1,695,000	1,652,625
The Chemours Co. LLC:
5.375% 5/15/27	1,000,000	960,000
7% 5/15/25	730,000	761,938
Valvoline, Inc. 4.375% 8/15/25	1,065,000	1,014,413
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	1,200,000	1,248,000
		9,025,151
Consumer Products - 0.3%
Coty, Inc. 6.5% 4/15/26 (a)	930,000	837,000
Containers - 2.5%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.625% 5/15/23 (a)	2,090,000	2,090,000
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	1,770,000	1,681,500
OI European Group BV 4% 3/15/23 (a)	1,230,000	1,190,025
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	460,000	458,275
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	890,000	891,647
Silgan Holdings, Inc. 4.75% 3/15/25	810,000	777,600
		7,089,047
Diversified Financial Services - 8.4%
FLY Leasing Ltd. 5.25% 10/15/24	1,385,000	1,288,050
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,185,000	4,216,848
6.25% 2/1/22	1,970,000	2,021,713
MSCI, Inc.:
4.75% 8/1/26 (a)	2,350,000	2,341,188
5.375% 5/15/27 (a)	545,000	557,263
Navient Corp.:
5.875% 10/25/24	110,000	102,850
6.5% 6/15/22	460,000	464,789
6.625% 7/26/21	2,370,000	2,435,175
7.25% 9/25/23	1,765,000	1,795,888
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	375,000	367,969
5.25% 8/15/22 (a)	815,000	827,470
5.5% 2/15/24 (a)	1,775,000	1,801,625
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,720,000	1,563,050
SLM Corp.:
5.5% 1/25/23	1,670,000	1,611,550
6.125% 3/25/24	210,000	200,944
7.25% 1/25/22	605,000	627,688
Springleaf Financial Corp.:
6.875% 3/15/25	820,000	785,150
7.125% 3/15/26	1,210,000	1,132,681
		24,141,891
Diversified Media - 1.1%
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	890,000	883,325
5.5% 10/1/21 (a)	135,000	136,053
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,300,000	2,296,550
		3,315,928
Energy - 15.3%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	990,000	998,663
5.875% 3/31/25	1,590,000	1,667,513
7% 6/30/24	2,245,000	2,474,664
Cheniere Energy Partners LP:
5.25% 10/1/25	2,585,000	2,597,899
5.625% 10/1/26 (a)	1,155,000	1,157,726
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (a)(c)(d)	1,290,000	1,286,775
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	2,195,000	2,151,759
6.25% 4/1/23	845,000	852,394
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,130,000	1,132,825
DCP Midstream Operating LP 5.375% 7/15/25	1,060,000	1,081,200
Duke Energy Field Services 8.125% 8/16/30	315,000	362,250
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	195,000	203,288
5.75% 1/30/28 (a)	195,000	207,188
Ensco PLC:
4.5% 10/1/24	1,150,000	853,875
7.75% 2/1/26	485,000	389,516
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	2,090,000	2,069,100
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,755,000	2,617,250
5.75% 10/1/25 (a)	1,294,000	1,258,415
Jonah Energy LLC 7.25% 10/15/25 (a)	750,000	555,000
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	740,000	732,600
Nabors Industries, Inc.:
5.5% 1/15/23	1,490,000	1,341,000
5.75% 2/1/25	515,000	448,050
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,760,000	1,676,928
4.5% 9/15/27 (a)	255,000	231,891
Parsley Energy LLC/Parsley 5.25% 8/15/25 (a)	1,850,000	1,831,500
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	1,200,000	1,206,000
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 11/15/23	1,000,000	930,000
Sanchez Energy Corp. 7.25% 2/15/23 (a)	1,600,000	1,348,000
SemGroup Corp. 7.25% 3/15/26	1,395,000	1,332,225
Southwestern Energy Co. 4.1% 3/15/22	330,000	317,625
Summit Midstream Holdings LLC 5.75% 4/15/25	975,000	914,063
Sunoco LP/Sunoco Finance Corp. 5.5% 2/15/26	800,000	789,992
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	2,635,000	2,549,363
5.125% 2/1/25	780,000	766,350
5.375% 2/1/27	390,000	376,350
5.875% 4/15/26 (a)	1,840,000	1,856,100
Teine Energy Ltd. 6.875% 9/30/22 (a)	255,000	253,725
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	355,000	347,013
5% 1/31/28 (a)	385,000	357,569
6.625% 6/15/25 (a)(c)	652,000	684,600
		44,208,244
Food/Beverage/Tobacco - 2.9%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	1,905,000	1,876,425
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	845,000	842,888
5.875% 7/15/24 (a)	2,030,000	2,055,375
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	875,000	870,625
4.875% 11/1/26 (a)	565,000	560,198
Vector Group Ltd. 6.125% 2/1/25 (a)	2,630,000	2,304,538
		8,510,049
Gaming - 5.1%
GLP Capital LP/GLP Financing II, Inc. 5.25% 6/1/25	995,000	1,016,920
MCE Finance Ltd. 4.875% 6/6/25 (a)	3,225,000	3,031,186
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,300,000	3,126,750
4.5% 1/15/28	1,525,000	1,414,438
5.75% 2/1/27 (a)	270,000	272,700
MGM Mirage, Inc. 5.75% 6/15/25	1,320,000	1,305,348
Scientific Games Corp. 5% 10/15/25 (a)	1,700,000	1,611,260
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,930,000	1,804,550
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,115,000	1,036,950
		14,620,102
Healthcare - 8.6%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	425,000	434,563
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,195,000	1,165,125
HCA Holdings, Inc.:
5% 3/15/24	1,055,000	1,097,728
5.25% 6/15/26	1,545,000	1,628,044
Hologic, Inc.:
4.375% 10/15/25 (a)	780,000	766,054
4.625% 2/1/28 (a)	150,000	144,750
IMS Health, Inc. 5% 10/15/26 (a)	1,500,000	1,507,500
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,710,000	1,664,685
5.25% 8/1/26	1,455,000	1,462,275
6.375% 3/1/24	880,000	919,600
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	995,000	990,025
Teleflex, Inc.:
4.625% 11/15/27	505,000	489,017
4.875% 6/1/26	1,955,000	1,964,189
Tenet Healthcare Corp.:
4.375% 10/1/21	1,100,000	1,098,625
4.625% 7/15/24	2,520,000	2,468,290
5.125% 5/1/25	1,200,000	1,172,268
6.25% 2/1/27 (a)(b)	470,000	477,050
Valeant Pharmaceuticals International, Inc. 7% 3/15/24 (a)	2,540,000	2,665,413
Wellcare Health Plans, Inc.:
5.25% 4/1/25	500,000	510,000
5.375% 8/15/26 (a)	2,205,000	2,254,613
		24,879,814
Homebuilders/Real Estate - 0.6%
Howard Hughes Corp. 5.375% 3/15/25 (a)	1,345,000	1,337,804
Starwood Property Trust, Inc. 4.75% 3/15/25	440,000	419,100
		1,756,904
Hotels - 1.2%
Hilton Escrow Issuer LLC 4.25% 9/1/24	1,345,000	1,321,489
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	750,000	742,500
4.875% 4/1/27	445,000	439,905
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,020,000	1,020,000
		3,523,894
Leisure - 0.5%
Mattel, Inc. 6.75% 12/31/25 (a)	1,630,000	1,540,350
Metals/Mining - 1.0%
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,905,000	1,843,088
4.55% 11/14/24	340,000	325,975
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	900,000	832,500
		3,001,563
Restaurants - 0.7%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (a)	825,000	798,188
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	1,300,000	1,299,610
		2,097,798
Services - 1.2%
Aramark Services, Inc. 4.75% 6/1/26	2,460,000	2,416,950
CDK Global, Inc. 4.875% 6/1/27	505,000	489,850
Corrections Corp. of America 5% 10/15/22	105,000	101,325
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	695,000	557,738
		3,565,863
Steel - 0.2%
Commercial Metals Co. 5.375% 7/15/27	785,000	724,163
Super Retail - 0.2%
Sally Holdings LLC:
5.5% 11/1/23	500,000	498,125
5.625% 12/1/25	105,000	102,113
		600,238
Technology - 6.1%
Entegris, Inc. 4.625% 2/10/26 (a)	1,400,000	1,358,000
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,305,000	1,311,525
First Data Corp. 5.375% 8/15/23 (a)	1,255,000	1,279,316
Gartner, Inc. 5.125% 4/1/25 (a)	390,000	388,050
Nuance Communications, Inc. 5.625% 12/15/26	1,495,000	1,465,100
Open Text Corp. 5.875% 6/1/26 (a)	2,015,000	2,080,488
Qorvo, Inc. 5.5% 7/15/26 (a)	965,000	957,763
Sensata Technologies BV 5% 10/1/25 (a)	1,915,000	1,924,575
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	435,000	451,313
SoftBank Corp. 5.375% 7/30/22 (Reg. S)	1,000,000	1,012,500
Symantec Corp. 5% 4/15/25 (a)	3,710,000	3,692,930
TTM Technologies, Inc. 5.625% 10/1/25 (a)	1,665,000	1,552,613
		17,474,173
Telecommunications - 8.4%
Altice Financing SA:
6.625% 2/15/23 (a)	2,240,000	2,251,872
7.5% 5/15/26 (a)	433,000	410,268
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	1,310,000	1,300,581
Equinix, Inc. 5.875% 1/15/26	1,625,000	1,678,300
Level 3 Financing, Inc.:
5.25% 3/15/26	1,186,000	1,150,776
5.375% 5/1/25	900,000	888,750
5.625% 2/1/23	2,000,000	2,010,000
Millicom International Cellular SA:
6% 3/15/25 (a)	110,000	111,133
6.625% 10/15/26 (a)	1,140,000	1,165,650
Neptune Finco Corp. 6.625% 10/15/25 (a)	4,600,000	4,812,726
Qwest Corp. 6.75% 12/1/21	510,000	545,073
SBA Communications Corp. 4.875% 9/1/24	600,000	600,750
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	845,000	823,875
6% 3/1/23	2,000,000	2,050,000
6.5% 1/15/24	2,535,000	2,623,725
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	1,200,000	1,134,000
U.S. West Communications 7.25% 9/15/25	560,000	591,216
		24,148,695
Transportation Ex Air/Rail - 0.8%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	1,710,000	1,735,992
5.5% 1/15/23 (a)	550,000	560,478
		2,296,470
Utilities - 6.6%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	525,000	484,969
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	3,140,000	3,336,250
DPL, Inc. 6.75% 10/1/19	803,000	814,041
InterGen NV 7% 6/30/23 (a)	1,635,000	1,430,625
NRG Energy, Inc.:
5.75% 1/15/28	515,000	520,820
6.25% 5/1/24	360,000	372,600
6.625% 1/15/27	2,390,000	2,516,001
NRG Yield Operating LLC 5% 9/15/26	790,000	687,300
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	2,906,221	3,095,125
The AES Corp.:
4.875% 5/15/23	1,605,000	1,621,050
6% 5/15/26	1,880,000	1,978,700
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	2,075,000	2,103,531
		18,961,012

TOTAL NONCONVERTIBLE BONDS		264,020,790

TOTAL CORPORATE BONDS
(Cost $268,206,129)		265,615,691

Bank Loan Obligations - 1.1%
Energy - 0.5%
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0142% 5/7/25 (c)(d)	1,537,250	1,475,760
Gaming - 0.1%
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 8/14/24 (c)(d)	445,682	431,567
Telecommunications - 0.5%
Frontier Communications Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (c)(d)	1,511,165	1,442,225
TOTAL BANK LOAN OBLIGATIONS
(Cost $3,385,621)		3,349,552

Preferred Securities - 4.7%
Banks & Thrifts - 4.1%
Bank of America Corp.:
6.1% (c)(e)	1,335,000	1,434,238
6.25% (c)(e)	3,180,000	3,430,346
6.5% (c)(e)	450,000	492,591
Barclays PLC 7.875% (Reg. S) (c)(e)	1,690,000	1,777,136
Credit Agricole SA 6.625% (a)(c)(e)	1,513,000	1,525,950
Royal Bank of Scotland Group PLC 7.5% (c)(e)	1,065,000	1,096,284
Wells Fargo & Co. 5.9% (c)(e)	2,000,000	2,035,560

TOTAL BANKS & THRIFTS		11,792,105

Energy - 0.6%
Andeavor Logistics LP 6.875% (c)(e)	1,700,000	1,666,934
TOTAL PREFERRED SECURITIES
(Cost $13,168,020)		13,459,039
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 2.43% (f)
(Cost $4,220,612)	4,219,768	4,220,612
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $288,980,382)		286,644,894
NET OTHER ASSETS (LIABILITIES) - 0.7%		2,119,848
NET ASSETS - 100%		$288,764,742

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $141,885,037 or 49.1% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,458
Total	$104,458

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$265,615,691	$--	$265,615,691	$--
Bank Loan Obligations	3,349,552	--	3,349,552	--
Preferred Securities	13,459,039	--	13,459,039	--
Money Market Funds	4,220,612	4,220,612	--	--
Total Investments in Securities:	$286,644,894	$4,220,612	$282,424,282	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global High Income Fund

January 31, 2019

GHI-QTLY-0319
1.926257.107

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.8%
		Principal Amount(a)	Value
Convertible Bonds - 0.2%
Utilities - 0.2%
SolarCity Corp. 1.625% 11/1/19		$223,000	$211,696
Nonconvertible Bonds - 79.6%
Aerospace - 0.5%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (b)		30,000	30,000
Bombardier, Inc. 7.5% 12/1/24 (b)		80,000	77,600
BWX Technologies, Inc. 5.375% 7/15/26 (b)		65,000	65,650
DAE Funding LLC 4.5% 8/1/22 (b)		50,000	49,375
TransDigm UK Holdings PLC 6.875% 5/15/26 (b)		200,000	194,000
TransDigm, Inc. 6.25% 3/15/26 (b)(c)		185,000	187,775
			604,400
Air Transportation - 1.2%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		450,000	424,125
Azul Investments LLP 5.875% 10/26/24 (b)		300,000	280,875
Rumo Luxembourg Sarl:
5.875% 1/18/25 (b)		200,000	198,381
7.375% 2/9/24 (b)		300,000	318,150
United Continental Holdings, Inc. 4.25% 10/1/22		300,000	296,250
			1,517,781
Automotive - 0.1%
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	100,000	115,547
Automotive & Auto Parts - 0.7%
Allison Transmission, Inc. 4.75% 10/1/27 (b)		300,000	279,000
Gestamp Funding SA 3.5% 5/15/23 (Reg. S)	EUR	100,000	111,026
Grupo Antolin Irausa SA 3.25% 4/30/24 (Reg. S)	EUR	100,000	91,568
Metalsa SA de CV 4.9% 4/24/23 (b)		350,000	339,157
Samvardhana Motherson Automotive Systems Group BV 1.8% 7/6/24 (Reg. S)	EUR	100,000	94,757
			915,508
Banks & Thrifts - 4.6%
Access Bank PLC 10.5% 10/19/21 (b)		200,000	215,790
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(d)		200,000	181,500
Ally Financial, Inc.:
5.75% 11/20/25		375,000	390,000
8% 11/1/31		155,000	186,000
8% 11/1/31		1,045,000	1,254,000
Banco Macro SA 6.75% 11/4/26 (b)(d)		300,000	251,250
Bank of Ireland 10% 12/19/22	EUR	100,000	145,111
Bankia SA 3.375% 3/15/27 (Reg. S) (d)	EUR	200,000	230,490
Industrial Senior Trust 5.5% 11/1/22 (b)		200,000	200,500
Intesa Sanpaolo SpA:
3.928% 9/15/26 (Reg. S)	EUR	200,000	232,788
6.625% 9/13/23 (Reg. S)	EUR	100,000	131,275
JSC BGEO Group 6% 7/26/23 (b)		400,000	393,768
Pearl Holding III Ltd. 9.5% 12/11/22		200,000	166,167
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		200,000	202,930
Roadster Finance Designated Activity Co. 2.375% 12/8/27	EUR	100,000	107,652
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (d)	EUR	100,000	114,595
5.125% 5/28/24		317,000	318,550
Turkiye Garanti Bankasi A/S 6.125% 5/24/27 (b)(d)		200,000	174,420
Turkiye Is Bankasi A/S 5.5% 4/21/22 (b)		300,000	281,329
Zenith Bank PLC:
6.25% 4/22/19 (b)		200,000	199,565
7.375% 5/30/22 (b)		200,000	203,764
			5,581,444
Broadcasting - 1.1%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	100,250
4.75% 8/1/25		125,000	120,781
Gray Escrow, Inc. 7% 5/15/27 (b)		210,000	218,316
Sirius XM Radio, Inc.:
5% 8/1/27 (b)		125,000	120,781
5.375% 7/15/26 (b)		380,000	376,599
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		400,000	396,000
			1,332,727
Building Materials - 1.4%
Alam Synergy Pte. Ltd. 11.5% 4/22/21 (Reg. S)		200,000	207,109
American Woodmark Corp. 4.875% 3/15/26 (b)		335,000	310,713
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		115,000	109,681
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	238,260
6% 4/1/24 (Reg. S)		200,000	203,802
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		200,000	187,500
HD Supply, Inc. 5.375% 10/15/26 (b)		120,000	120,600
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	81,500
Titan Global Finance PLC 2.375% 11/16/24 (Reg. S)	EUR	100,000	112,007
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		105,000	106,838
			1,678,010
Cable/Satellite TV - 4.3%
Altice SA:
7.625% 2/15/25 (b)		700,000	595,000
7.75% 5/15/22 (b)		235,000	227,950
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	55,894
Cablevision SA 6.5% 6/15/21 (b)		500,000	488,125
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		85,000	85,850
5.125% 5/1/23 (b)		155,000	157,074
5.125% 5/1/27 (b)		890,000	861,075
5.5% 5/1/26 (b)		110,000	109,725
5.75% 1/15/24		315,000	321,300
5.75% 2/15/26 (b)		65,000	66,138
CSC Holdings LLC:
5.375% 2/1/28 (b)		165,000	158,606
5.5% 4/15/27 (b)		115,000	112,410
6.5% 2/1/29 (b)		165,000	166,543
7.5% 4/1/28 (b)		230,000	236,325
7.75% 7/15/25 (b)		105,000	109,988
DISH DBS Corp. 5% 3/15/23		470,000	408,900
UPC Holding BV 3.875% 6/15/29 (Reg. S)	EUR	100,000	108,151
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	100,000	117,322
VTR Finance BV 6.875% 1/15/24 (b)		539,000	555,116
Ziggo Bond Finance BV 6% 1/15/27 (b)		160,000	147,400
Ziggo Secured Finance BV:
3.75% 1/15/25 (Reg. S)	EUR	100,000	116,558
4.25% 1/15/27 (Reg. S)	EUR	100,000	115,727
			5,321,177
Capital Goods - 0.0%
Apergy Corp. 6.375% 5/1/26		30,000	29,513
Chemicals - 2.6%
Bayer AG 3% 7/1/75 (Reg S.) (d)	EUR	100,000	114,890
CF Industries Holdings, Inc.:
4.95% 6/1/43		270,000	223,844
5.15% 3/15/34		335,000	311,550
5.375% 3/15/44		105,000	91,250
CTC BondCo GmbH 5.25% 12/15/25	EUR	200,000	221,480
Element Solutions, Inc. 6.5% 2/1/22 (b)		200,000	202,750
NOVA Chemicals Corp.:
4.875% 6/1/24 (b)		70,000	66,500
5.25% 6/1/27 (b)		70,000	63,875
OCI NV 6.625% 4/15/23 (b)		325,000	333,938
OCP SA 5.625% 4/25/24 (b)		200,000	207,670
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		200,000	188,867
Sasol Financing U.S.A. LLC 5.875% 3/27/24		200,000	206,321
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (b)		150,000	149,625
The Chemours Co. LLC 5.375% 5/15/27		25,000	24,000
TPC Group, Inc. 8.75% 12/15/20 (b)		405,000	401,072
Valvoline, Inc. 4.375% 8/15/25		400,000	381,000
			3,188,632
Consumer Products - 0.1%
International Design Group SpA 3 month EURIBOR + 6.000% 6% 11/15/25 (Reg. S) (d)(e)	EUR	100,000	109,595
Containers - 1.5%
ARD Finance SA 6.625% 9/15/23 pay-in-kind (d)	EUR	100,000	109,595
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (b)		200,000	194,500
6.75% 5/15/24 (Reg. S)	EUR	100,000	120,910
7.25% 5/15/24 (b)		130,000	134,388
Ball Corp.:
4.375% 12/15/23	EUR	100,000	129,111
4.875% 3/15/26		205,000	208,716
Berry Global, Inc. 4.5% 2/15/26 (b)		200,000	188,500
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26		60,000	57,000
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	150,000	187,377
Plastipak Holdings, Inc. 6.25% 10/15/25 (b)		20,000	18,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		276,196	277,245
Silgan Holdings, Inc. 3.25% 3/15/25	EUR	200,000	235,133
			1,860,525
Diversified Financial Services - 4.9%
Arena Lux Finance Sarl 2.875% 11/1/24 (Reg. S)	EUR	100,000	115,192
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (b)		120,000	102,600
Comcel Trust 6.875% 2/6/24 (b)		350,000	361,671
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		200,000	200,000
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26		745,000	728,238
FLY Leasing Ltd. 5.25% 10/15/24		60,000	55,800
Fortune Star (BVI) Ltd.:
5.25% 3/23/22 (Reg. S)		200,000	188,077
6.875% 1/31/21 (Reg. S)		200,000	200,809
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	100,000	100,153
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22		270,000	272,055
6.375% 12/15/25		215,000	219,838
International Lease Finance Corp. 5.875% 8/15/22		175,000	183,472
International Personal Finance PLC 5.75% 4/7/21 (Reg S.)	EUR	100,000	103,870
James Hardie International Finance Ltd. 4.75% 1/15/25 (b)		200,000	190,000
MSCI, Inc.:
5.375% 5/15/27 (b)		500,000	511,250
5.75% 8/15/25 (b)		50,000	51,750
Navient Corp.:
5.875% 10/25/24		40,000	37,400
6.75% 6/25/25		20,000	19,225
6.75% 6/15/26		445,000	419,404
7.25% 9/25/23		55,000	55,963
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)		20,000	19,625
5.5% 2/15/24 (b)		565,000	573,475
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (b)		155,000	143,763
6.875% 2/15/23 (b)		85,000	81,706
SLM Corp.:
6.125% 3/25/24		200,000	191,375
8% 3/25/20		190,000	197,838
Springleaf Financial Corp. 7.125% 3/15/26		270,000	252,747
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		110,000	109,175
Verisure Holding AB 3.5% 5/15/23 (Reg. S)	EUR	100,000	115,318
Yihua Overseas Investment Ltd. 8.5% 10/23/20 (Reg. S)		200,000	166,328
			5,968,117
Diversified Media - 0.2%
E.W. Scripps Co. 5.125% 5/15/25 (b)		30,000	28,650
Viacom, Inc.:
5.875% 2/28/57 (d)		75,000	72,416
6.25% 2/28/57 (d)		90,000	86,786
			187,852
Energy - 12.9%
Areva SA 4.875% 9/23/24	EUR	200,000	237,749
California Resources Corp. 8% 12/15/22 (b)		620,000	497,550
Callon Petroleum Co.:
6.125% 10/1/24		25,000	25,125
6.375% 7/1/26		45,000	45,113
Centennial Resource Prod LLC 5.375% 1/15/26 (b)		75,000	72,281
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		230,000	232,013
5.875% 3/31/25		80,000	83,900
Cheniere Energy Partners LP 5.625% 10/1/26 (b)		90,000	90,212
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 6.0373% 4/15/19 (d)(e)		70,000	69,825
4.875% 4/15/22		70,000	66,500
5.75% 3/15/23		65,000	61,100
8% 6/15/27		375,000	359,423
China Jinjiang Environment Holding Co. Ltd. 6% 7/27/20 (Reg. S)		200,000	190,503
Comstock Escrow Corp. 9.75% 8/15/26 (b)		95,000	87,875
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (b)(d)(e)		320,000	319,200
6.5% 5/15/26 (b)		245,000	239,488
6.875% 6/15/25 (b)		275,000	270,875
Covey Park Energy LLC 7.5% 5/15/25 (b)		30,000	27,750
DCP Midstream LLC 5.85% 5/21/43 (b)(d)		60,000	51,600
DCP Midstream Operating LP 5.375% 7/15/25		135,000	137,700
Denbury Resources, Inc.:
4.625% 7/15/23		10,000	6,625
5.5% 5/1/22		130,000	94,900
6.375% 8/15/21		35,000	28,875
7.5% 2/15/24 (b)		180,000	157,500
9.25% 3/31/22 (b)		45,000	44,213
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (b)		35,000	36,488
5.75% 1/30/28 (b)		35,000	37,188
Ensco PLC:
5.2% 3/15/25		30,000	22,350
7.75% 2/1/26		85,000	68,266
Envision Energy Overseas Capital Co. Ltd. 7.5% 4/26/21		200,000	158,780
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (b)		520,000	479,050
8% 11/29/24 (b)		35,000	28,000
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		15,000	14,794
6% 10/1/22		200,000	195,000
GCL New Energy Holdings Ltd. 7.1% 1/30/21		200,000	179,584
Geo Coal International Pte Ltd. 8% 10/4/22 (Reg. S)		200,000	170,826
Greenko Dutch BV 5.25% 7/24/24		200,000	185,420
Hess Infrastructure Partners LP 5.625% 2/15/26 (b)		100,000	99,000
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		275,000	261,250
5.75% 10/1/25 (b)		245,000	238,263
6.25% 11/1/28 (b)		140,000	136,500
HPCL-Mittal Energy Ltd. 5.25% 4/28/27		200,000	187,235
Indigo Natural Resources LLC 6.875% 2/15/26 (b)		95,000	83,125
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (Reg. S)		200,000	202,266
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (b)		200,000	181,832
Jonah Energy LLC 7.25% 10/15/25 (b)		160,000	118,400
KLX Energy Services Holdings, Inc. 11.5% 11/1/25 (b)		95,000	96,425
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		200,000	200,000
7.875% 8/1/21 (b)		100,000	100,125
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (b)		85,000	84,150
MEG Energy Corp.:
6.375% 1/30/23 (b)		105,000	92,925
7% 3/31/24 (b)		240,000	211,800
Nabors Industries, Inc.:
5.5% 1/15/23		65,000	58,500
5.75% 2/1/25		195,000	169,650
Neerg Energy Ltd. 6% 2/13/22 (Reg. S)		200,000	192,172
NextEra Energy Partners LP:
4.25% 9/15/24 (b)		50,000	47,640
4.5% 9/15/27 (b)		35,000	31,828
Nine Energy Service, Inc. 8.75% 11/1/23 (b)		40,000	40,100
Noble Holding International Ltd.:
6.05% 3/1/41		5,000	3,100
6.2% 8/1/40		85,000	52,700
7.75% 1/15/24		127,000	106,680
7.875% 2/1/26 (b)		80,000	74,000
Northern Oil & Gas, Inc. 9.5% 5/15/23 pay-in-kind		85,212	87,342
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		400,000	268,660
Oasis Petroleum, Inc. 6.875% 3/15/22		43,000	42,893
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (b)(d)		8,085	8,166
Pan American Energy LLC 7.875% 5/7/21 (b)		400,000	409,480
Parsley Energy LLC/Parsley:
5.625% 10/15/27 (b)		435,000	431,194
6.25% 6/1/24 (b)		10,000	10,249
PBF Holding Co. LLC/PBF Finance Corp. 7.25% 6/15/25		70,000	69,650
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		130,000	132,438
Peabody Securities Finance Corp.:
6% 3/31/22 (b)		20,000	19,975
6.375% 3/31/25 (b)		25,000	24,125
Petrobras Global Finance BV 7.375% 1/17/27		150,000	162,728
Petroleos Mexicanos 4.875% 1/18/24		300,000	283,500
Pride International, Inc. 7.875% 8/15/40		95,000	75,050
Puma International Financing SA 5.125% 10/6/24 (Reg. S)		200,000	174,328
Repsol International Finance BV 4.5% 3/25/75 (Reg. S) (d)	EUR	200,000	242,308
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		125,000	118,750
Sanchez Energy Corp.:
6.125% 1/15/23		235,000	41,125
7.25% 2/15/23 (b)		275,000	231,688
SemGroup Corp. 7.25% 3/15/26		185,000	176,675
SESI LLC 7.75% 9/15/24		40,000	31,300
Sibur Securities Dac 4.125% 10/5/23 (b)		200,000	192,898
SM Energy Co.:
5% 1/15/24		65,000	61,424
5.625% 6/1/25		110,000	105,325
6.625% 1/15/27		65,000	63,700
6.75% 9/15/26		25,000	24,629
Southwestern Energy Co.:
7.5% 4/1/26		65,000	66,950
7.75% 10/1/27		50,000	51,500
Summit Midstream Holdings LLC 5.75% 4/15/25		295,000	276,563
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		90,000	88,650
5.5% 2/15/26		75,000	74,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25		35,000	34,388
5.375% 2/1/27		35,000	33,775
5.875% 4/15/26 (b)		70,000	70,613
6.5% 7/15/27 (b)		40,000	41,225
6.875% 1/15/29 (b)		70,000	72,841
Teine Energy Ltd. 6.875% 9/30/22 (b)		85,000	84,575
TerraForm Power Operating LLC:
4.25% 1/31/23 (b)		40,000	39,100
5% 1/31/28 (b)		40,000	37,150
6.625% 6/15/25 (b)(d)		1,210,000	1,270,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		45,000	46,800
Transocean Pontus Ltd. 6.125% 8/1/25 (b)		75,000	75,188
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		500,000	466,150
Tupras Turkiye Petrol Rafinerileri A/S 4.5% 10/18/24 (b)		200,000	182,000
U.S.A. Compression Partners LP 6.875% 4/1/26		35,000	35,000
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		62,000	42,160
W&T Offshore, Inc. 9.75% 11/1/23 (b)		75,000	73,313
Weatherford International Ltd. 9.875% 2/15/24		80,000	52,300
Weatherford International, Inc. 9.875% 3/1/25		420,000	268,800
Whiting Petroleum Corp. 6.625% 1/15/26		55,000	53,900
WPX Energy, Inc. 8.25% 8/1/23		60,000	66,750
YPF SA:
8.5% 3/23/21 (b)		175,000	178,235
8.5% 7/28/25 (b)		400,000	391,600
			15,806,995
Entertainment/Film - 0.5%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(d)		1,014,784	558,131
Environmental - 0.7%
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (b)		25,000	23,813
Covanta Holding Corp.:
5.875% 3/1/24		110,000	109,725
5.875% 7/1/25		15,000	14,700
6% 1/1/27		135,000	129,263
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		445,000	414,963
Paprec Holding 3 month EURIBOR + 3.500% 3.5% 3/31/25 (d)(e)	EUR	200,000	193,346
			885,810
Food & Drug Retail - 0.6%
Casino Guichard Perrachon SA 5.976% 5/26/21 (d)	EUR	100,000	121,048
Cumberland Farms, Inc. 6.75% 5/1/25 (b)		25,000	25,375
Rite Aid Corp. 6.875% 12/15/28 (b)(d)		505,000	323,200
Sigma Holdco BV 5.75% 5/15/26 (Reg. S)	EUR	110,000	115,834
Tesco PLC 5.125% 4/10/47	EUR	100,000	132,407
Tops Markets LLC 13% 11/19/24 pay-in-kind (d)		29,464	29,759
			747,623
Food/Beverage/Tobacco - 2.2%
Central American Bottling Corp. 5.75% 1/31/27 (b)		200,000	199,250
ESAL GmbH 6.25% 2/5/23 (b)		105,000	105,525
JBS Investments II GmbH 7% 1/15/26 (b)		400,000	406,000
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		215,000	214,463
5.875% 7/15/24 (b)		10,000	10,125
6.75% 2/15/28 (b)		185,000	188,931
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (b)		45,000	44,775
4.875% 11/1/26 (b)		45,000	44,618
MHP SA 7.75% 5/10/24 (b)		300,000	288,162
Pilgrim's Pride Corp.:
5.75% 3/15/25 (b)		225,000	220,500
5.875% 9/30/27 (b)		245,000	236,425
Post Holdings, Inc.:
5% 8/15/26 (b)		255,000	241,026
5.625% 1/15/28 (b)		110,000	105,461
5.75% 3/1/27 (b)		160,000	156,770
Tbla International Pte. Ltd. 7% 1/24/23		200,000	183,707
Vector Group Ltd. 6.125% 2/1/25 (b)		90,000	78,863
			2,724,601
Gaming - 2.2%
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	100,000	122,315
Codere Finance (Luxembourg) SA 6.75% 11/1/21 (Reg. S)	EUR	100,000	106,448
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (b)		300,000	279,690
Delta Merger Sub, Inc. 6% 9/15/26 (b)		35,000	34,913
Eldorado Resorts, Inc. 6% 4/1/25		70,000	70,403
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		95,000	97,093
5.375% 4/15/26		30,000	30,640
International Game Technology PLC 6.25% 1/15/27 (b)		50,000	50,688
MGM Growth Properties Operating Partnership LP:
4.5% 1/15/28		350,000	324,625
5.75% 2/1/27 (b)		70,000	70,700
MGM Mirage, Inc. 8.625% 2/1/19		115,000	115,000
Penn National Gaming, Inc. 5.625% 1/15/27 (b)		15,000	14,100
Scientific Games Corp. 10% 12/1/22		270,000	283,838
Station Casinos LLC 5% 10/1/25 (b)		90,000	86,076
Studio City Finance Ltd. 7.25% 2/11/24 (Reg. S) (c)		200,000	201,400
Transocean, Inc. 7.25% 11/1/25 (b)		160,000	151,200
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)		245,000	229,075
Wynn Macau Ltd.:
4.875% 10/1/24 (b)		200,000	186,000
5.5% 10/1/27 (b)		200,000	182,500
			2,636,704
Healthcare - 7.4%
Catalent Pharma Solutions 4.875% 1/15/26 (b)		25,000	24,250
Centene Escrow Corp. 5.375% 6/1/26 (b)		245,000	253,955
Charles River Laboratories International, Inc. 5.5% 4/1/26 (b)		65,000	66,463
Community Health Systems, Inc.:
5.125% 8/1/21		100,000	96,125
6.25% 3/31/23		815,000	778,325
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		100,000	97,500
DaVita HealthCare Partners, Inc.:
5% 5/1/25		180,000	173,250
5.125% 7/15/24		290,000	286,462
Encompass Health Corp. 5.75% 9/15/25		15,000	15,150
Ephios Bondco PLC 6.25% 7/1/22	EUR	100,000	118,306
Eurofins Scientific SA 2.125% 7/25/24 (Reg. S)	EUR	100,000	108,688
HCA Holdings, Inc.:
4.5% 2/15/27		500,000	503,900
5.375% 9/1/26		85,000	86,743
5.625% 9/1/28		150,000	153,585
5.875% 3/15/22		274,000	290,440
5.875% 2/15/26		85,000	89,675
5.875% 2/1/29		45,000	47,138
7.5% 2/15/22		180,000	197,100
Hologic, Inc.:
4.375% 10/15/25 (b)		75,000	73,659
4.625% 2/1/28 (b)		30,000	28,950
IMS Health, Inc.:
3.25% 3/15/25 (Reg. S)	EUR	200,000	231,674
5% 10/15/26 (b)		120,000	120,600
InRetail Pharma SA 5.375% 5/2/23 (b)		200,000	204,637
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		330,000	321,255
5.25% 8/1/26		100,000	100,500
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(d)		145,000	139,200
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	154,225
5.5% 2/1/21		120,000	121,200
Teleflex, Inc. 4.625% 11/15/27		30,000	29,051
Tenet Healthcare Corp.:
4.625% 7/15/24		715,000	700,328
5.125% 5/1/25		210,000	205,147
6.25% 2/1/27 (b)(c)		195,000	197,925
6.75% 6/15/23		400,000	393,000
8.125% 4/1/22		515,000	538,175
Teva Pharmaceutical Finance Netherlands III BV:
1.125% 10/15/24	EUR	300,000	303,891
2.8% 7/21/23		350,000	314,902
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (b)		115,000	111,550
5.5% 11/1/25 (b)		110,000	109,710
5.875% 5/15/23 (b)		375,000	367,358
6.125% 4/15/25 (b)		155,000	146,475
6.5% 3/15/22 (b)		80,000	82,700
7% 3/15/24 (b)		160,000	167,900
9.25% 4/1/26 (b)		230,000	247,250
Vizient, Inc. 10.375% 3/1/24 (b)		80,000	86,700
Wellcare Health Plans, Inc.:
5.25% 4/1/25		50,000	51,000
5.375% 8/15/26 (b)		55,000	56,238
			8,992,255
Homebuilders/Real Estate - 4.9%
APL Realty Holdings Pte Ltd. 5.95% 6/2/24 (Reg. S)		200,000	155,072
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		241,000	234,373
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		115,000	115,575
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	205,500
China Aoyuan Property Group Ltd. 7.95% 9/7/21 (Reg. S)		200,000	204,119
China SCE Property Holdings Ltd. 8.75% 1/15/21 (Reg. S)		200,000	203,789
Easy Tactic Ltd. 5.875% 2/13/23 (Reg. S)		200,000	182,542
Evergrande Real Estate Group Ltd.:
8.25% 3/23/22 (Reg. S)		200,000	189,928
8.75% 6/28/25 (Reg. S)		200,000	177,528
Fantasia Holdings Group Co. Ltd. 7.375% 10/4/21 (Reg. S)		200,000	162,516
Future Land Development Holding Ltd. 7.5% 1/22/21 (Reg. S)		200,000	201,553
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		150,000	146,609
Jababeka International BV 6.5% 10/5/23 (Reg. S)		200,000	178,889
Jingrui Holdings Ltd.:
7.75% 4/12/20		200,000	188,701
9.45% 4/23/21 (Reg. S)		200,000	183,210
Kaisa Group Holdings Ltd. 8.5% 6/30/22 (Reg. S)		200,000	163,991
KWG Property Holding Ltd.:
5.2% 9/21/22 (Reg. S)		200,000	182,330
9.85% 11/26/20 (Reg. S)		200,000	210,906
Lennar Corp. 5.375% 10/1/22		55,000	56,375
Lodha Development Intrnl Mauritius Ltd. 12% 3/13/20 (Reg. S)		200,000	190,000
Mattamy Group Corp. 6.875% 12/15/23 (b)		25,000	24,310
Modernland Overseas Pte Ltd. 6.95% 4/13/24		200,000	179,931
MTN (Mauritius) Investments Ltd. 6.5% 10/13/26 (b)		300,000	302,025
Redco Group:
11% 8/29/20 (Reg. S)		200,000	191,586
13.5% 1/21/20 (Reg. S)		200,000	199,101
Scenery Journey Ltd. 11% 11/6/20 (Reg. S)		200,000	206,010
Starwood Property Trust, Inc. 4.75% 3/15/25		75,000	71,438
Sunac China Holdings Ltd. 8.375% 1/15/21 (Reg. S)		200,000	202,766
Theta Capital Pte Ltd. 7% 4/11/22 (Reg. S)		200,000	149,021
Times China Holdings Ltd. 7.85% 6/4/21 (Reg. S)		200,000	201,413
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	83,700
West Street Merger Sub, Inc. 6.375% 9/1/25 (b)		130,000	117,650
Yida China Holdings 6.95% 4/19/20 (Reg. S)		200,000	152,701
Yuzhou Properties Co. 8.625% 1/23/22 (Reg. S)		200,000	204,229
Zhenro Properties Group Ltd. 10.5% 6/28/20 (Reg. S)		200,000	202,802
			6,022,189
Hotels - 0.2%
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (b)		230,000	231,725
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		40,000	39,542
			271,267
Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (b)		115,000	100,050
8.125% 2/15/24 (b)		55,000	55,942
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		120,000	121,800
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (d)	EUR	200,000	245,672
HUB International Ltd. 7% 5/1/26 (b)		90,000	87,300
USIS Merger Sub, Inc. 6.875% 5/1/25 (b)		75,000	71,978
			682,742
Leisure - 0.8%
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		35,000	35,000
NVA Holdings, Inc. 6.875% 4/1/26 (b)		50,000	47,735
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (b)		480,000	478,800
Viking Cruises Ltd. 5.875% 9/15/27 (b)		370,000	361,675
Voc Escrow Ltd. 5% 2/15/28 (b)		70,000	68,145
			991,355
Metals/Mining - 3.0%
Abja Investment Co. Pte Ltd. 5.45% 1/24/28		300,000	270,652
ABM Industries, Inc. 7.125% 8/1/22 (Reg. S)		200,000	181,628
Alcoa Nederland Holding BV 6.125% 5/15/28 (b)		200,000	202,500
Alpha Natural Resources, Inc. 9.75% 4/15/18 (f)(g)		210,000	0
Constellium NV 5.875% 2/15/26 (b)		250,000	239,375
First Quantum Minerals Ltd.:
6.5% 3/1/24 (b)		200,000	183,500
6.875% 3/1/26 (b)		200,000	181,250
7.25% 4/1/23 (b)		300,000	287,253
7.5% 4/1/25 (b)		200,000	187,500
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (b)		45,000	44,874
5.125% 3/15/23 (b)		95,000	94,049
Freeport-McMoRan, Inc. 6.875% 2/15/23		215,000	225,213
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (b)		40,000	41,394
Minsur SA 6.25% 2/7/24 (Reg. S)		200,000	210,750
Murray Energy Corp. 11.25% 4/15/21 (b)		30,000	17,250
Polyus Finance PLC 5.25% 2/7/23 (b)		200,000	198,296
Qinghai Provincial Investment Group Co. Ltd. 7.875% 3/22/21 (Reg. S)		200,000	182,109
Stillwater Mining Co. 6.125% 6/27/22 (b)		200,000	190,720
Vedanta Resources PLC:
6.125% 8/9/24		200,000	181,914
6.375% 7/30/22 (b)		400,000	386,200
Zhongrong International Resour 7.25% 10/26/20 (Reg. S)		200,000	129,283
			3,635,710
Paper - 0.4%
Progroup AG 3% 3/31/26 (Reg. S)	EUR	225,000	256,183
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	200,000	241,717
			497,900
Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (b)		140,000	135,100
Golden Nugget, Inc.:
6.75% 10/15/24 (b)		120,000	120,000
8.75% 10/1/25 (b)		65,000	66,625
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (b)		50,000	48,438
5% 6/1/24 (b)		195,000	194,942
5.25% 6/1/26 (b)		100,000	101,250
			666,355
Services - 2.2%
Algeco Scotsman Global Finance PLC 3 month EURIBOR + 6.250% 6.25% 2/15/23 (d)(e)	EUR	100,000	115,175
APX Group, Inc. 7.625% 9/1/23		150,000	123,750
Avantor, Inc. 6% 10/1/24 (b)		220,000	224,886
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (b)		250,000	223,438
CDK Global, Inc.:
4.875% 6/1/27		105,000	101,850
5.875% 6/15/26		35,000	35,744
eHi Car Service Co. Ltd. 5.875% 8/14/22		200,000	172,927
Elis SA 2.875% 2/15/26 (Reg. S)	EUR	100,000	114,174
Global A&T Electronics Ltd. 8.5% 1/12/23		200,000	176,548
H&E Equipment Services, Inc. 5.625% 9/1/25		180,000	175,950
Herc Rentals, Inc.:
7.5% 6/1/22 (b)		31,000	32,434
7.75% 6/1/24 (b)		31,000	33,093
IHS Markit Ltd.:
4% 3/1/26 (b)		35,000	33,418
4.75% 2/15/25 (b)		65,000	64,896
Intrum Justitia AB 2.75% 7/15/22 (Reg. S)	EUR	100,000	111,312
IPD BV 4.5% 7/15/22 (Reg. S)	EUR	200,000	228,977
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	200,200
Laureate Education, Inc. 8.25% 5/1/25 (b)		495,000	537,075
			2,705,847
Steel - 0.8%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (b)		55,000	57,750
Cleveland-Cliffs, Inc. 5.75% 3/1/25		210,000	203,175
CSN Resources SA 6.5% 7/21/20 (b)		125,000	124,063
EVRAZ Group SA 5.375% 3/20/23 (b)		200,000	199,830
Metinvest BV 7.75% 4/23/23 (b)		300,000	285,750
Thyssenkrupp AG 3.125% 10/25/19 (Reg. S)	EUR	100,000	115,977
			986,545
Super Retail - 0.3%
Netflix, Inc.:
4.375% 11/15/26		110,000	103,538
4.875% 4/15/28		85,000	80,062
5.875% 11/15/28 (b)		140,000	141,925
			325,525
Technology - 2.2%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (b)		360,000	378,900
Banff Merger Sub, Inc. 9.75% 9/1/26 (b)		260,000	247,650
Dr. Peng Holding Hong Kong Ltd. 5.05% 6/1/20 (Reg. S)		200,000	159,901
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		267,000	273,675
Entegris, Inc. 4.625% 2/10/26 (b)		85,000	82,450
Fair Isaac Corp. 5.25% 5/15/26 (b)		50,000	50,250
InterXion Holding N.V. 4.75% 6/15/25 (Reg. S)	EUR	100,000	119,851
Itron, Inc. 5% 1/15/26 (b)		30,000	28,604
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (b)		45,000	45,113
Jain International Trading BV 7.125% 2/1/22 (Reg. S)		200,000	188,124
Match Group, Inc. 5% 12/15/27 (b)		60,000	58,812
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	120,300
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		410,000	444,842
TTM Technologies, Inc. 5.625% 10/1/25 (b)		25,000	23,313
Uber Technologies, Inc. 8% 11/1/26 (b)		240,000	243,960
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (b)		25,000	22,000
10.5% 2/1/24 (b)		360,000	262,008
			2,749,753
Telecommunications - 7.6%
Altice Finco SA:
4.75% 1/15/28	EUR	150,000	141,538
7.625% 2/15/25 (b)		800,000	671,000
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		300,000	288,000
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		200,000	201,020
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (b)		200,000	190,500
7.5% 10/15/26 (b)		200,000	198,562
Cellnex Telecom Sau 2.375% 1/16/24 (Reg. S)	EUR	200,000	228,203
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		200,000	201,552
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		45,000	45,338
5.375% 3/15/27		40,000	40,200
Digicel Group Ltd. 6.75% 3/1/23 (b)		150,000	122,580
Equinix, Inc. 5.375% 5/15/27		50,000	50,125
Frontier Communications Corp.:
8.5% 4/1/26 (b)		225,000	204,131
11% 9/15/25		215,000	138,675
GCI, Inc. 6.875% 4/15/25		85,000	84,363
Globo Comunicacao e Participacoes SA:
4.875% 4/11/22 (Reg. S)		250,000	251,190
5.125% 3/31/27 (b)		200,000	192,750
GTH Finance BV 7.25% 4/26/23 (b)		400,000	420,684
GTT Communications, Inc. 7.875% 12/31/24 (b)		180,000	158,400
Intelsat Jackson Holdings SA:
8% 2/15/24 (b)		190,000	197,838
8.5% 10/15/24 (b)		385,000	388,966
Millicom International Cellular SA 5.125% 1/15/28 (b)		200,000	188,500
MTS International Funding Ltd. 5% 5/30/23 (b)		350,000	348,415
SFR Group SA:
7.375% 5/1/26 (b)		150,000	144,561
8.125% 2/1/27 (b)		245,000	240,688
Sprint Capital Corp.:
6.875% 11/15/28		190,000	188,813
6.9% 5/1/19		1,115,000	1,122,248
8.75% 3/15/32		245,000	268,888
Sprint Corp.:
7.125% 6/15/24		200,000	205,500
7.625% 3/1/26		70,000	72,713
7.875% 9/15/23		340,000	361,250
T-Mobile U.S.A., Inc. 4.5% 2/1/26		250,000	243,750
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	399,021
Telecom Italia SpA 5.25% 3/17/55	EUR	200,000	211,364
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		200,000	202,214
Telenet Finance Luxembourg Notes SARL 3.5% 3/1/28 (Reg. S)	EUR	200,000	226,116
Turkcell Iletisim Hizmet A/S 5.8% 4/11/28 (b)		200,000	183,240
Wind Tre SpA 5% 1/20/26 (b)		200,000	164,500
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (b)		135,000	130,436
			9,317,832
Textiles/Apparel - 0.1%
CBR Fashion Finance BV 5.125% 10/1/22 (Reg. S)	EUR	100,000	97,462
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (b)		35,000	33,338
			130,800
Transportation Ex Air/Rail - 0.9%
Atlantia SpA 1.625% 2/3/25 (Reg. S)	EUR	100,000	107,592
Autostrade per L'italia SpA 1.625% 6/12/23	EUR	50,000	56,510
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (b)		290,000	294,408
5.5% 1/15/23 (b)		95,000	96,810
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		235,000	177,425
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		90,000	52,650
11.25% 8/15/22 (b)		135,000	93,825
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		35,000	32,725
Teekay Corp. 8.5% 1/15/20		145,000	143,985
			1,055,930
Utilities - 5.4%
ContourGlobal Power Holdings SA 4.125% 8/1/25 (Reg. S)	EUR	125,000	140,357
DPL, Inc. 6.75% 10/1/19		495,000	501,806
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		100,000	96,350
Dynegy, Inc.:
5.875% 6/1/23		70,000	71,575
7.375% 11/1/22		105,000	109,200
7.625% 11/1/24		239,000	253,938
Energias de Portugal SA 4.496% 4/30/79 (Reg. S) (d)	EUR	100,000	115,318
Greenko Investment Co. 4.875% 8/16/23 (Reg. S)		200,000	185,110
InterGen NV 7% 6/30/23 (b)		920,000	805,000
Listrindo Capital BV 4.95% 9/14/26 (b)		200,000	188,500
NRG Energy, Inc. 5.75% 1/15/28		1,345,000	1,360,199
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		285,745	304,319
Pattern Energy Group, Inc. 5.875% 2/1/24 (b)		30,000	29,325
Petrobras Global Finance BV:
4.75% 1/14/25	EUR	100,000	124,933
6.25% 3/17/24		400,000	420,900
Star Energy Geothermal Wayang Windu Ltd. 6.75% 4/24/33 (Reg. S)		196,600	190,830
Talen Energy Supply LLC:
6.5% 6/1/25		215,000	168,775
10.5% 1/15/26 (b)		410,000	379,250
TerraForm Global, Inc. 6.125% 3/1/26 (b)		145,000	138,475
The AES Corp.:
4% 3/15/21		195,000	194,191
5.125% 9/1/27		55,000	56,375
TVO Power Co.:
2.125% 2/4/25 (Reg. S)	EUR	100,000	114,556
2.5% 3/17/21 (Reg. S)	EUR	100,000	118,344
Vertiv Group Corp. 9.25% 10/15/24 (b)		60,000	55,800
Vistra Operations Co. LLC:
5.5% 9/1/26 (b)		115,000	116,581
5.625% 2/15/27 (b)(c)		185,000	186,503
Wind Tre SpA 3.125% 1/20/25 (Reg. S)	EUR	200,000	201,736
			6,628,246

TOTAL NONCONVERTIBLE BONDS			97,430,943

TOTAL CORPORATE BONDS
(Cost $100,960,597)			97,642,639

Government Obligations - 1.3%
Germany - 1.3%
German Federal Republic:
0% 10/13/23	EUR	1,200,000	1,397,870
2% 8/15/23	EUR	200,000	254,090
TOTAL GOVERNMENT OBLIGATIONS
(Cost $1,641,074)			1,651,960
		Shares	Value

Common Stocks - 1.3%
Automotive & Auto Parts - 0.1%
UC Holdings, Inc. (g)(h)		3,510	79,747
Energy - 0.4%
Contura Energy, Inc. (h)		160	10,301
Pacific Drilling SA		1,047	16,229
Pacific Drilling SA (h)		18,059	279,915
Roan Resources, Inc. (h)		448	4,812
The Williams Companies, Inc.		1,900	51,167
Tidewater, Inc.:
warrants 11/14/42 (h)		5,448	126,938
warrants 11/14/42 (h)		1,897	44,200
Ultra Petroleum Corp. warrants 7/14/25 (h)		1,260	0

TOTAL ENERGY			533,562

Food & Drug Retail - 0.1%
Southeastern Grocers, Inc. (g)(h)		1,789	68,805
Tops Markets Corp. (g)		165	58,007
Tops Markets Corp. (g)		165,000	2

TOTAL FOOD & DRUG RETAIL			126,814

Gaming - 0.3%
Boyd Gaming Corp.		4,800	131,136
Golden Entertainment, Inc. (h)		8,300	155,210
Penn National Gaming, Inc. (h)		4,600	111,504

TOTAL GAMING			397,850

Healthcare - 0.1%
HCA Holdings, Inc.		600	83,658
Hotels - 0.1%
Extended Stay America, Inc. unit		5,500	94,050
Metals/Mining - 0.0%
Warrior Metropolitan Coal, Inc.		69	1,982
Services - 0.1%
United Rentals, Inc. (h)		1,300	162,838
Utilities - 0.1%
NRG Energy, Inc.		3,900	159,549
TOTAL COMMON STOCKS
(Cost $1,925,714)			1,640,050

Convertible Preferred Stocks - 0.2%
Utilities - 0.2%
Vistra Energy Corp. 7.00%
(Cost $208,891)		2,400	231,756
		Principal Amount	Value

Bank Loan Obligations - 3.8%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche E, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 5/30/25 (d)(e)		19,850	19,323
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 6/9/23 (d)(e)		79,003	77,259
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 8/22/24 (d)(e)		128,056	124,735

TOTAL AEROSPACE			221,317

Cable/Satellite TV - 0.5%
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0089% 1/25/26 (d)(e)		24,813	24,213
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 4.17% 2/15/24 (d)(e)		129,025	127,197
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.753% 8/19/23 (d)(e)		471,706	449,805
Zayo Group LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 1/19/24 (d)(e)		5,000	4,953

TOTAL CABLE/SATELLITE TV			606,168

Chemicals - 0.1%
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 3/28/25 (d)(e)		4,963	4,879
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 6.0625% 10/11/24 (d)(e)		9,175	9,049
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2444% 2/8/25 (d)(e)		4,568	4,442
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7527% 10/1/25 (d)(e)		45,000	43,960

TOTAL CHEMICALS			62,330

Diversified Financial Services - 0.2%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.503% 1/15/25 (d)(e)		193,818	191,638
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.2444% 10/31/24 (d)(e)		14,925	14,754
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7589% 3/1/25 (d)(e)		18,546	18,190

TOTAL DIVERSIFIED FINANCIAL SERVICES			224,582

Energy - 0.4%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.869% 6/22/24 (d)(e)		49,250	46,935
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8739% 12/31/21 (d)(e)		230,000	240,063
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2519% 12/31/22 (d)(e)		185,000	180,991

TOTAL ENERGY			467,989

Entertainment/Film - 0.1%
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.25% 3/29/25 (d)(e)		163,350	161,962
Food & Drug Retail - 0.6%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7251% 5/31/24 (d)(e)		696,500	666,899
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 11.1875% 11/19/23 (d)(e)		67,039	68,882

TOTAL FOOD & DRUG RETAIL			735,781

Gaming - 0.0%
Gateway Casinos & Entertainment Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.803% 3/13/25 (d)(e)		19,900	19,583
Healthcare - 0.2%
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (d)(e)		195,000	190,076
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2575% 5/10/25 (d)(e)		4,924	4,730
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.803% 5/16/24 (d)(e)		14,813	14,183

TOTAL INSURANCE			18,913

Leisure - 0.2%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 7/31/24 (d)(e)		4,950	4,882
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 2/28/25 (d)(e)		277,900	270,883

TOTAL LEISURE			275,765

Publishing/Printing - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.769% 6/7/23 (d)(e)		89,882	75,926
Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 2/17/24 (d)(e)		299,673	294,428
Services - 0.3%
IRI Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9989% 11/30/25 (d)(e)		240,000	235,560
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 11.053% 8/22/25 (d)(e)		95,000	94,050

TOTAL SERVICES			329,610

Technology - 0.3%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 2/28/25 (d)(e)		9,925	9,888
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.791% 11/1/24 (d)(e)		115,000	116,462
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 4/16/25(d)(e)		220,790	216,160
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 4/16/25 (d)(e)		84,923	83,142

TOTAL TECHNOLOGY			425,652

Telecommunications - 0.4%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 2/2/26 (d)(e)		135,000	133,144
SFR Group SA Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1964% 1/31/26 (d)(e)		385,620	360,281

TOTAL TELECOMMUNICATIONS			493,425

TOTAL BANK LOAN OBLIGATIONS
(Cost $4,685,162)			4,603,507

Preferred Securities - 6.1%
Automotive & Auto Parts - 0.2%
Volkswagen International Finance NV 3.875% (Reg. S) (d)(i)	EUR	200,000	219,065
Banks & Thrifts - 3.3%
Alfa Bond Issuance PLC 8% (Reg. S) (d)(i)		200,000	199,913
Banco Comercial Portugues SA 9.25% (Reg. S) (d)(i)	EUR	200,000	228,978
Banco Do Brasil SA 9% (b)(d)(i)		200,000	215,225
Banco Mercantil del Norte SA 7.625% (b)(d)(i)		400,000	399,003
Bank of America Corp. 5.875% (e)(i)		355,000	354,861
Bank of East Asia Ltd. 5.5% (d)(i)		200,000	200,883
Barclays Bank PLC 7.625% 11/21/22		260,000	281,168
Citigroup, Inc.:
5.35% (d)(i)		550,000	538,465
5.95% (d)(i)		575,000	573,752
Credit Agricole SA:
7.875% (b)(d)(i)		200,000	211,485
8.125% (b)(d)(i)		130,000	142,061
Intesa Sanpaolo SpA 7% (Reg. S) (d)(i)	EUR	200,000	234,342
Itau Unibanco Holding SA 6.125% (b)(d)(i)		200,000	196,216
Standard Chartered PLC 7.5% (b)(d)(i)		200,000	213,027

TOTAL BANKS & THRIFTS			3,989,379

Consumer Products - 0.6%
Cosan Overseas Ltd. 8.25% (i)		700,000	727,810
Diversified Financial Services - 0.2%
Nanyang Commercial Bank Ltd. 5% (Reg. S) (d)(i)		200,000	192,747
Energy - 0.2%
Gas Natural Fenosa Finance BV 4.125% (Reg. S) (d)(i)	EUR	200,000	239,709
Healthcare - 0.1%
Fullerton Healthcare Corp. Ltd. 7% (Reg. S) (d)(i)		200,000	178,529
Homebuilders/Real Estate - 0.7%
Agile Property Holdings Ltd. 6.875% (Reg. S) (d)(i)		200,000	184,813
CIFI Holdings Group Co. Ltd. 5.375% (Reg. S) (d)(i)		200,000	180,131
Grand City Properties SA 3.75% (d)(i)	EUR	100,000	120,502
RKI Overseas Finance 2017 (A) 7% (Reg. S) (i)		200,000	156,014
Yuzhou Properties Co. 5.375% (Reg. S) (d)(i)		200,000	177,140

TOTAL HOMEBUILDERS/REAL ESTATE			818,600

Telecommunications - 0.5%
Colombia Telecomunicaciones SA 8.5% (b)(d)(i)		200,000	212,925
Telefonica Europe BV:
3.875% (Reg. S) (d)(i)	EUR	200,000	216,615
5% (Reg. S) (d)(i)	EUR	200,000	247,704

TOTAL TELECOMMUNICATIONS			677,244

Utilities - 0.3%
EDF SA:
4% (Reg. S) (d)(i)	EUR	100,000	115,393
5.375% 12/31/99 (d)	EUR	200,000	242,221

TOTAL UTILITIES			357,614

TOTAL PREFERRED SECURITIES
(Cost $7,575,089)			7,400,697
		Shares	Value

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 2.43% (j)
(Cost $8,434,704)		8,433,410	8,435,097
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $125,431,231)			121,605,706
NET OTHER ASSETS (LIABILITIES) - 0.6%			701,222
NET ASSETS - 100%			$122,306,928

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $51,363,515 or 42.0% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing - Security is in default.

 (g) Level 3 security

 (h) Non-income producing

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$120,948
Total	$120,948

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$571,647	$491,900	$--	$79,747
Consumer Staples	126,814	--	--	126,814
Energy	533,562	533,562	--	--
Health Care	83,658	83,658	--	--
Industrials	162,838	162,838	--	--
Materials	1,982	1,982	--	--
Utilities	391,305	159,549	231,756	--
Corporate Bonds	97,642,639	--	97,642,639	--
Government Obligations	1,651,960	--	1,651,960	--
Bank Loan Obligations	4,603,507	--	4,603,507	--
Preferred Securities	7,400,697	--	7,400,697	--
Money Market Funds	8,435,097	8,435,097	--	--
Total Investments in Securities:	$121,605,706	$9,868,586	$111,530,559	$206,561

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® High Income Fund

January 31, 2019

SPH-QTLY-0319
1.813069.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$3,200	$2,646
3.375% 8/15/26	23,910	20,312
		22,958
Energy - 0.0%
Ensco Jersey Finance Ltd. 3% 1/31/24	3,420	2,664

TOTAL CONVERTIBLE BONDS		25,622

Nonconvertible Bonds - 87.9%
Aerospace - 2.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	23,305	23,305
Bombardier, Inc.:
6.125% 1/15/23 (a)	4,840	4,662
7.5% 12/1/24 (a)	17,425	16,902
7.5% 3/15/25 (a)	26,795	25,857
BWX Technologies, Inc. 5.375% 7/15/26 (a)	17,650	17,827
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	4,400	4,268
TransDigm, Inc.:
6% 7/15/22	1,140	1,149
6.25% 3/15/26 (a)(b)	12,295	12,479
6.375% 6/15/26	375	361
6.5% 7/15/24	15,000	14,794
6.5% 5/15/25	3,390	3,288
		124,892
Air Transportation - 0.5%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(c)	27,046	26,257
Banks & Thrifts - 2.1%
Ally Financial, Inc.:
4.25% 4/15/21	3,835	3,859
5.75% 11/20/25	79,075	82,222
8% 11/1/31	14,710	17,652
		103,733
Broadcasting - 1.7%
iHeartCommunications, Inc. 11.25% 3/1/21 (a)(d)	5,040	3,175
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	6,485	6,388
5% 8/1/27 (a)	20,660	19,963
5.375% 4/15/25 (a)	22,450	22,731
5.375% 7/15/26 (a)	18,640	18,473
6% 7/15/24 (a)	12,515	13,000
		83,730
Cable/Satellite TV - 7.5%
Altice SA 7.75% 5/15/22 (a)	13,277	12,879
Cablevision Systems Corp. 5.875% 9/15/22	1,195	1,201
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	7,805	7,613
5% 2/1/28 (a)	12,270	11,657
5.125% 2/15/23	5,350	5,404
5.125% 5/1/23 (a)	5,505	5,579
5.125% 5/1/27 (a)	19,220	18,595
5.375% 5/1/25 (a)	11,975	12,038
5.5% 5/1/26 (a)	27,525	27,456
5.75% 9/1/23	6,260	6,385
5.75% 2/15/26 (a)	27,100	27,574
5.875% 4/1/24 (a)	21,945	22,499
5.875% 5/1/27 (a)	21,613	21,674
CSC Holdings LLC:
5.125% 12/15/21 (a)	3,060	3,065
5.125% 12/15/21 (a)	4,795	4,802
5.25% 6/1/24	1,550	1,488
5.375% 7/15/23 (a)	15,665	15,822
5.5% 5/15/26 (a)	33,500	33,165
5.5% 4/15/27(a)	13,145	12,849
7.5% 4/1/28 (a)	4,650	4,778
7.75% 7/15/25 (a)	9,015	9,443
DISH DBS Corp.:
5% 3/15/23	5,810	5,055
5.875% 7/15/22	3,210	3,050
5.875% 11/15/24	3,220	2,669
6.75% 6/1/21	7,078	7,209
7.75% 7/1/26	16,115	13,879
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	1,500	1,478
5.5% 8/15/26 (a)	12,975	12,748
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	22,025	20,827
6% 1/15/27 (a)	2,185	2,013
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	29,250	27,641
		362,535
Capital Goods - 0.7%
AECOM:
5.125% 3/15/27	20,725	19,482
5.875% 10/15/24	15,040	15,657
		35,139
Chemicals - 3.3%
Blue Cube Spinco, Inc.:
9.75% 10/15/23	4,075	4,544
10% 10/15/25	5,930	6,775
CF Industries Holdings, Inc.:
5.15% 3/15/34	12,645	11,760
5.375% 3/15/44	11,725	10,190
Element Solutions, Inc. 5.875% 12/1/25 (a)	17,055	17,012
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	27,665	26,282
OCI NV 6.625% 4/15/23 (a)	19,120	19,646
Olin Corp. 5.125% 9/15/27	2,240	2,184
The Chemours Co. LLC:
5.375% 5/15/27	1,840	1,766
6.625% 5/15/23	5,598	5,787
7% 5/15/25	6,965	7,270
TPC Group, Inc. 8.75% 12/15/20 (a)	30,875	30,576
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	4,485	4,060
Tronox Finance PLC 5.75% 10/1/25 (a)	2,425	2,098
Tronox, Inc. 6.5% 4/15/26 (a)	5,410	4,734
Valvoline, Inc.:
4.375% 8/15/25	1,515	1,443
5.5% 7/15/24	1,890	1,918
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,855	1,906
5.625% 10/1/24 (a)	1,800	1,872
		161,823
Consumer Products - 0.0%
Coty, Inc. 6.5% 4/15/26 (a)	1,660	1,494
Prestige Brands, Inc. 6.375% 3/1/24 (a)	685	682
		2,176
Containers - 2.5%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(c)	5,223	4,576
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	23,590	23,590
6% 2/15/25 (a)	24,075	23,413
7.25% 5/15/24 (a)	865	894
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,975	1,990
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	25,190	23,931
OI European Group BV 4% 3/15/23 (a)	3,160	3,057
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (a)	6,190	6,252
5.375% 1/15/25 (a)	7,685	7,656
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	14,345	14,372
7% 7/15/24 (a)	7,815	7,991
Silgan Holdings, Inc. 4.75% 3/15/25	1,085	1,042
		118,764
Diversified Financial Services - 6.3%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,040	889
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	14,525	14,198
FLY Leasing Ltd.:
5.25% 10/15/24	28,219	26,244
6.375% 10/15/21	9,325	9,348
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	4,260	4,292
6% 8/1/20	7,730	7,798
6.25% 2/1/22	20,335	20,869
6.375% 12/15/25	19,660	20,102
6.75% 2/1/24	760	783
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.55% 12/21/65 (a)(c)(e)	7,105	5,400
MSCI, Inc.:
4.75% 8/1/26 (a)	1,585	1,579
5.25% 11/15/24 (a)	9,755	9,950
5.375% 5/15/27 (a)	5,260	5,378
5.75% 8/15/25 (a)	3,285	3,400
Navient Corp.:
5% 10/26/20	2,165	2,173
5.875% 10/25/24	260	243
6.5% 6/15/22	10,660	10,771
6.625% 7/26/21	3,750	3,853
6.75% 6/25/25	10,695	10,281
6.75% 6/15/26	2,645	2,493
7.25% 9/25/23	5,542	5,639
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	4,720	4,632
5.25% 8/15/22 (a)	12,630	12,823
5.5% 2/15/24 (a)	19,018	19,303
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	1,065	1,126
Quicken Loans, Inc. 5.25% 1/15/28 (a)	14,725	13,381
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	6,975	6,469
6.875% 2/15/23 (a)	9,945	9,560
SLM Corp.:
4.875% 6/17/19	7,001	7,010
5.5% 1/25/23	2,895	2,794
6.125% 3/25/24	3,670	3,512
7.25% 1/25/22	6,745	6,998
8% 3/25/20	9,007	9,379
Springleaf Financial Corp.:
6.125% 5/15/22	5,360	5,510
6.875% 3/15/25	3,540	3,390
7.125% 3/15/26	27,560	25,799
Tempo Acquisition LLC 6.75% 6/1/25 (a)	5,475	5,407
		302,776
Diversified Media - 1.2%
E.W. Scripps Co. 5.125% 5/15/25 (a)	3,220	3,075
MDC Partners, Inc. 6.5% 5/1/24 (a)	30,604	27,859
Nielsen Co. SARL (Luxembourg):
5% 2/1/25 (a)	4,745	4,709
5.5% 10/1/21 (a)	305	307
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	19,950	19,920
		55,870
Energy - 15.9%
California Resources Corp. 8% 12/15/22 (a)	41,930	33,649
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	4,170	4,206
5.875% 3/31/25	2,070	2,171
7% 6/30/24	35,268	38,876
Cheniere Energy Partners LP:
5.25% 10/1/25	54,450	54,722
5.625% 10/1/26 (a)	6,800	6,816
Chesapeake Energy Corp.:
4.875% 4/15/22	3,412	3,241
5.375% 6/15/21	3,255	3,178
5.75% 3/15/23	5,705	5,363
8% 1/15/25	5,690	5,720
8% 6/15/27	7,055	6,762
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	19,465	19,173
Comstock Escrow Corp. 9.75% 8/15/26 (a)	20,100	18,593
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (a)(c)(e)	8,760	8,738
6.5% 5/15/26 (a)	10,120	9,892
6.875% 6/15/25 (a)	6,315	6,220
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25	1,355	1,328
6.25% 4/1/23	14,085	14,208
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	13,458	13,492
DCP Midstream Operating LP 5.375% 7/15/25	17,295	17,641
Denbury Resources, Inc.:
7.5% 2/15/24 (a)	8,530	7,464
9% 5/15/21 (a)	2,220	2,198
9.25% 3/31/22 (a)	16,080	15,799
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	2,250	2,346
5.75% 1/30/28 (a)	2,265	2,407
Ensco PLC:
4.5% 10/1/24	4,355	3,234
5.2% 3/15/25	2,345	1,747
5.75% 10/1/44	6,460	4,215
7.75% 2/1/26	13,555	10,886
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	19,435	15,548
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	22,545	22,320
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	15,960	15,162
5.75% 10/1/25 (a)	7,755	7,542
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	875	766
Jonah Energy LLC 7.25% 10/15/25 (a)	24,223	17,925
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	11,870	11,751
MEG Energy Corp. 7% 3/31/24 (a)	12,000	10,590
Nabors Industries, Inc.:
5.5% 1/15/23	1,297	1,167
5.75% 2/1/25	15,625	13,594
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	14,070	13,406
4.5% 9/15/27 (a)	365	332
Noble Holding International Ltd.:
5.25% 3/15/42	4,210	2,526
6.05% 3/1/41	4,160	2,579
7.75% 1/15/24	8,116	6,817
7.875% 2/1/26 (a)	4,985	4,611
7.95% 4/1/25 (c)	6,805	5,512
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	12,520	12,395
5.375% 1/15/25 (a)	6,235	6,188
5.625% 10/15/27 (a)	2,200	2,181
6.25% 6/1/24 (a)	925	948
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	16,895	16,979
7.25% 6/15/25	980	975
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	4,750	4,839
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	5,885	5,591
5.625% 11/15/23	10,235	9,519
Sanchez Energy Corp. 7.25% 2/15/23 (a)	32,765	27,605
SemGroup Corp.:
6.375% 3/15/25	22,684	21,273
7.25% 3/15/26	23,920	22,844
Southwestern Energy Co.:
4.1% 3/15/22	1,190	1,145
7.5% 4/1/26	9,265	9,543
7.75% 10/1/27	6,305	6,494
Summit Midstream Holdings LLC 5.75% 4/15/25	20,744	19,448
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	6,535	6,437
5.5% 2/15/26	4,690	4,631
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,115	5,916
5.125% 2/1/25	470	462
5.25% 5/1/23	17,695	17,717
5.375% 2/1/27	470	454
5.875% 4/15/26 (a)	16,265	16,407
6.75% 3/15/24	3,235	3,364
Teine Energy Ltd. 6.875% 9/30/22 (a)	4,605	4,582
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	7,325	7,160
5% 1/31/28 (a)	2,865	2,661
6.625% 6/15/25 (a)(c)	10,873	11,417
U.S.A. Compression Partners LP 6.875% 4/1/26	11,952	11,952
Weatherford International Ltd.:
5.95% 4/15/42	453	256
6.5% 8/1/36	4,545	2,625
7% 3/15/38	15,165	8,720
9.875% 2/15/24	5,560	3,635
Weatherford International, Inc.:
6.8% 6/15/37	4,355	2,504
9.875% 3/1/25	21,855	13,987
		769,287
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	9,431	5,187
Environmental - 0.6%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	21,703	20,238
Tervita Escrow Corp. 7.625% 12/1/21 (a)	9,710	9,540
		29,778
Food/Beverage/Tobacco - 3.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	30,472	30,015
Cott Holdings, Inc. 5.5% 4/1/25 (a)	8,265	8,182
ESAL GmbH 6.25% 2/5/23 (a)	26,230	26,361
JBS Investments GmbH 7.25% 4/3/24 (a)	14,800	15,304
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	8,725	8,703
5.875% 7/15/24 (a)	5,990	6,065
6.75% 2/15/28 (a)	14,720	15,033
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	6,755	6,721
4.875% 11/1/26 (a)	1,570	1,557
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	1,330	1,303
Post Holdings, Inc.:
5% 8/15/26 (a)	8,175	7,727
5.5% 3/1/25 (a)	6,025	5,995
5.625% 1/15/28 (a)	3,970	3,806
5.75% 3/1/27 (a)	5,265	5,159
U.S. Foods, Inc. 5.875% 6/15/24 (a)	4,305	4,379
Vector Group Ltd. 6.125% 2/1/25 (a)	26,880	23,554
		169,864
Gaming - 5.2%
Boyd Gaming Corp.:
6% 8/15/26	3,365	3,373
6.375% 4/1/26	2,050	2,094
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	46,725	43,562
Delta Merger Sub, Inc. 6% 9/15/26 (a)	2,380	2,374
Eldorado Resorts, Inc. 6% 4/1/25	12,870	12,944
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	12,465	12,740
5.375% 4/15/26	1,020	1,042
MCE Finance Ltd. 4.875% 6/6/25 (a)	7,170	6,739
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	23,375	22,148
4.5% 1/15/28	1,460	1,354
5.625% 5/1/24	12,985	13,342
5.75% 2/1/27 (a)	4,490	4,535
MGM Mirage, Inc. 5.75% 6/15/25	7,925	7,837
Scientific Games Corp.:
5% 10/15/25 (a)	19,715	18,686
6.625% 5/15/21	4,835	4,787
10% 12/1/22	18,390	19,332
Stars Group Holdings BV 7% 7/15/26 (a)	23,370	23,728
Station Casinos LLC 5% 10/1/25 (a)	1,675	1,602
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	13,005	12,452
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	13,560	12,679
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	18,130	16,861
5.5% 10/1/27 (a)	7,450	6,798
		251,009
Healthcare - 9.6%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	2,500	2,425
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	6,900	7,055
Community Health Systems, Inc.:
5.125% 8/1/21	35,730	34,345
6.25% 3/31/23	29,925	28,578
8.625% 1/15/24 (a)	14,405	14,862
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	8,855	8,634
HCA Holdings, Inc.:
4.5% 2/15/27	2,615	2,635
5% 3/15/24	1,915	1,993
5.25% 6/15/26	5,495	5,790
5.375% 2/1/25	12,635	13,042
5.375% 9/1/26	4,615	4,710
5.875% 5/1/23	12,595	13,319
6.25% 2/15/21	7,735	8,064
Hologic, Inc.:
4.375% 10/15/25 (a)	5,820	5,716
4.625% 2/1/28 (a)	265	256
IMS Health, Inc. 5% 10/15/26 (a)	3,785	3,804
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	4,155	4,045
5.25% 8/1/26	8,422	8,464
5.5% 5/1/24	9,435	9,624
6.375% 3/1/24	4,705	4,917
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	17,855	17,766
5.5% 2/1/21	9,030	9,120
Teleflex, Inc. 4.875% 6/1/26	11,289	11,342
Tenet Healthcare Corp.:
4.375% 10/1/21	22,510	22,482
4.625% 7/15/24	1,015	994
5.125% 5/1/25	11,990	11,713
6.25% 2/1/27 (a)(b)	7,895	8,013
6.75% 6/15/23	19,495	19,154
8.125% 4/1/22	53,615	56,028
THC Escrow Corp. III 7% 8/1/25	11,895	11,471
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	12,920	12,886
5.625% 12/1/21 (a)	3,435	3,439
5.875% 5/15/23 (a)	23,135	22,664
6.125% 4/15/25 (a)	22,495	21,258
7% 3/15/24 (a)	16,220	17,021
8.5% 1/31/27 (a)	4,360	4,556
9% 12/15/25 (a)	6,475	6,884
9.25% 4/1/26 (a)	10,470	11,255
Wellcare Health Plans, Inc.:
5.25% 4/1/25	11,220	11,444
5.375% 8/15/26 (a)	3,260	3,333
		465,101
Homebuilders/Real Estate - 0.7%
Howard Hughes Corp. 5.375% 3/15/25 (a)	21,305	21,191
Starwood Property Trust, Inc.:
4.75% 3/15/25	10,285	9,796
5% 12/15/21	4,690	4,737
		35,724
Hotels - 1.3%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	23,165	22,901
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	26,180	26,376
Hilton Escrow Issuer LLC 4.25% 9/1/24	11,270	11,073
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	585	578
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,835	1,835
		62,763
Insurance - 0.4%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	4,775	4,763
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	12,560	12,054
		16,817
Leisure - 0.6%
Mattel, Inc. 6.75% 12/31/25 (a)	29,875	28,232
Metals/Mining - 1.6%
Constellium NV 5.875% 2/15/26 (a)	4,085	3,911
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	13,860	12,717
7.25% 5/15/22 (a)	2,784	2,742
7.25% 4/1/23 (a)	13,090	12,534
7.5% 4/1/25 (a)	12,970	12,159
Freeport-McMoRan, Inc.:
3.55% 3/1/22	5,775	5,587
3.875% 3/15/23	10,995	10,555
6.875% 2/15/23	4,275	4,478
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	14,820	13,709
		78,392
Paper - 0.2%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	9,165	8,569
NewPage Corp. 11.375% 12/31/2014 (d)(f)	30,721	0
		8,569
Publishing/Printing - 0.0%
Multi-Color Corp. 4.875% 11/1/25 (a)	1,825	1,734
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	12,945	12,524
5% 10/15/25 (a)	4,730	4,564
Golden Nugget, Inc. 6.75% 10/15/24 (a)	11,030	11,030
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	14,865	14,861
		42,979
Services - 2.2%
APX Group, Inc.:
7.625% 9/1/23	6,730	5,552
8.75% 12/1/20	2,785	2,714
Aramark Services, Inc.:
4.75% 6/1/26	12,650	12,429
5% 4/1/25 (a)	6,480	6,512
5.125% 1/15/24	3,350	3,385
Avantor, Inc. 6% 10/1/24 (a)	21,450	21,926
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	12,730	11,377
CDK Global, Inc.:
4.875% 6/1/27	715	694
5.875% 6/15/26	9,010	9,201
Corrections Corp. of America 5% 10/15/22	4,758	4,591
Frontdoor, Inc. 6.75% 8/15/26 (a)	4,165	4,134
Laureate Education, Inc. 8.25% 5/1/25 (a)	20,020	21,722
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,625	1,304
		105,541
Steel - 0.3%
Commercial Metals Co.:
5.375% 7/15/27	2,560	2,362
5.75% 4/15/26	10,530	9,977
		12,339
Super Retail - 0.0%
Sally Holdings LLC 5.625% 12/1/25	1,695	1,648
Technology - 3.0%
Ascend Learning LLC 6.875% 8/1/25 (a)	1,095	1,095
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	4,660	4,777
Fair Isaac Corp. 5.25% 5/15/26 (a)	4,315	4,337
First Data Corp. 5% 1/15/24 (a)	5,945	6,075
Gartner, Inc. 5.125% 4/1/25 (a)	525	522
Micron Technology, Inc. 5.5% 2/1/25	735	745
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	1,046	1,050
5.625% 12/15/26	15,275	14,970
Open Text Corp. 5.875% 6/1/26 (a)	8,570	8,849
Qorvo, Inc. 5.5% 7/15/26 (a)	9,185	9,116
Sensata Technologies BV 5% 10/1/25 (a)	3,030	3,045
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	465	482
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	32,400	35,153
Symantec Corp.:
4.2% 9/15/20	3,215	3,223
5% 4/15/25 (a)	26,299	26,178
TTM Technologies, Inc. 5.625% 10/1/25 (a)	27,100	25,271
		144,888
Telecommunications - 8.6%
Altice Financing SA:
6.625% 2/15/23 (a)	9,360	9,410
7.5% 5/15/26 (a)	22,650	21,461
Altice Finco SA:
7.625% 2/15/25 (a)	20,030	16,800
8.125% 1/15/24 (a)	5,140	5,063
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	13,300	13,204
Citizens Utilities Co. 7.05% 10/1/46	22,955	10,559
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	3,860	3,922
Intelsat Jackson Holdings SA:
8% 2/15/24 (a)	14,425	15,020
8.5% 10/15/24 (a)	18,490	18,680
9.5% 9/30/22 (a)	1,400	1,628
Level 3 Communications, Inc. 5.75% 12/1/22	1,680	1,680
Level 3 Financing, Inc.:
5.125% 5/1/23	26,890	26,655
5.375% 1/15/24	22,600	22,487
5.375% 5/1/25	3,845	3,797
Millicom International Cellular SA:
6% 3/15/25 (a)	1,815	1,834
6.625% 10/15/26 (a)	18,560	18,978
Neptune Finco Corp.:
6.625% 10/15/25 (a)	17,005	17,791
10.875% 10/15/25 (a)	2,345	2,703
Qwest Corp. 6.75% 12/1/21	910	973
Sable International Finance Ltd. 6.875% 8/1/22 (a)	7,646	7,933
SFR Group SA:
6.25% 5/15/24 (a)	6,785	6,651
7.375% 5/1/26 (a)	21,805	21,014
8.125% 2/1/27 (a)	4,660	4,578
Sprint Capital Corp. 6.875% 11/15/28	7,065	7,021
Sprint Communications, Inc. 6% 11/15/22	31,960	32,320
Sprint Corp.:
7.125% 6/15/24	15,025	15,438
7.25% 9/15/21	12,465	13,090
7.625% 3/1/26	9,745	10,123
7.875% 9/15/23	37,185	39,509
T-Mobile U.S.A., Inc.:
4.5% 2/1/26	1,525	1,487
5.125% 4/15/25	1,505	1,520
6% 3/1/23	3,700	3,793
6% 4/15/24	10,590	10,855
6.375% 3/1/25	1,140	1,183
U.S. West Communications 7.25% 9/15/25	1,005	1,061
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	7,445	7,193
6.375% 5/15/25	18,050	17,621
		415,035
Transportation Ex Air/Rail - 1.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	13,325	13,528
5.5% 1/15/23 (a)	8,545	8,708
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	17,175	12,967
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	36,445	21,320
11.25% 8/15/22 (a)	4,120	2,863
		59,386
Utilities - 3.6%
Calpine Corp. 5.75% 1/15/25	10,695	10,080
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	1,205	1,113
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,080	5,398
DPL, Inc. 6.75% 10/1/19	563	571
Dynegy, Inc.:
5.875% 6/1/23	1,315	1,345
7.375% 11/1/22	1,648	1,714
7.625% 11/1/24	11,250	11,953
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	6,880	6,674
7% 6/15/23	15,435	15,049
InterGen NV 7% 6/30/23 (a)	43,699	38,237
NRG Energy, Inc.:
5.75% 1/15/28	4,255	4,303
6.25% 5/1/24	490	507
6.625% 1/15/27	1,795	1,890
7.25% 5/15/26	1,000	1,081
NRG Yield Operating LLC 5% 9/15/26	3,590	3,123
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	11,159	11,885
Talen Energy Supply LLC:
6.5% 6/1/25	17,760	13,942
10.5% 1/15/26 (a)	18,795	17,385
The AES Corp.:
4.5% 3/15/23	1,040	1,045
4.875% 5/15/23	2,590	2,616
5.125% 9/1/27	2,655	2,721
6% 5/15/26	9,915	10,436
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	8,410	8,526
		171,594

TOTAL NONCONVERTIBLE BONDS		4,253,562

TOTAL CORPORATE BONDS
(Cost $4,355,995)		4,279,184
	Shares	Value (000s)

Common Stocks - 0.5%
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (f)(g)	27,176	221
Energy - 0.0%
Forbes Energy Services Ltd. (g)	47,062	153
Food & Drug Retail - 0.5%
Southeastern Grocers, Inc. (f)(g)	603,552	23,213
Telecommunications - 0.0%
CUI Acquisition Corp. Class E (f)(g)	1	24
TOTAL COMMON STOCKS
(Cost $21,147)		23,611

Convertible Preferred Stocks - 0.5%
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75%	22,808	12,059
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	3,294	3,605
Utilities - 0.2%
Vistra Energy Corp. 7.00%	105,200	10,159
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $26,102)		25,823
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 3.1%
Cable/Satellite TV - 0.4%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.753% 8/19/23 (c)(e)	20,874	19,905
Energy - 0.3%
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8739% 12/31/21 (c)(e)	4,570	4,770
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2519% 12/31/22 (c)(e)	7,090	6,936
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0142% 5/7/25 (c)(e)	2,662	2,555

TOTAL ENERGY		14,261

Food & Drug Retail - 0.6%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7251% 5/31/24 (c)(e)	21,347	20,440
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.8974% 11/25/22 (c)(e)	9,646	8,055

TOTAL FOOD & DRUG RETAIL		28,495

Gaming - 0.1%
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.53% 10/20/24 (c)(e)	1,985	1,947
3 month U.S. LIBOR + 7.000% 9.5% 10/20/25 (c)(e)	670	653
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 8/14/24 (c)(e)	664	643

TOTAL GAMING		3,243

Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (c)(e)	11,133	10,719
Publishing/Printing - 0.0%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8874% 8/24/22 (c)(e)	645	642
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 2/17/24 (c)(e)	4,156	4,083
Services - 0.4%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (c)(e)	85	80
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (c)(e)	16,823	16,118
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9565% 6/21/24 (c)(e)	2,182	2,088

TOTAL SERVICES		18,286

Telecommunications - 1.0%
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.25% 3/31/21 (c)(e)	20,987	20,337
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (c)(e)	1,349	1,287
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.756% 2/22/24 (c)(e)	1,570	1,541
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/1/24 (c)(e)	20,850	20,219
SFR Group SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.5089% 8/14/26 (c)(e)	5,387	5,073

TOTAL TELECOMMUNICATIONS		48,457

TOTAL BANK LOAN OBLIGATIONS
(Cost $152,670)		148,091

Preferred Securities - 2.8%
Banks & Thrifts - 2.6%
Bank of America Corp.:
5.2% (c)(h)	26,155	26,517
5.875% (c)(h)	1,305	1,304
6.25% (c)(h)	19,340	20,863
6.5% (c)(h)	635	695
Barclays PLC:
7.75% (c)(h)	3,655	3,682
7.875% (Reg. S) (c)(h)	22,990	24,175
Credit Agricole SA:
6.625% (a)(c)(h)	4,800	4,841
7.875% (a)(c)(h)	1,480	1,565
Royal Bank of Scotland Group PLC:
7.5% (c)(h)	17,270	17,777
8.625% (c)(h)	3,940	4,226
Wells Fargo & Co. 5.9% (c)(h)	21,090	21,465

TOTAL BANKS & THRIFTS		127,110

Energy - 0.2%
Andeavor Logistics LP 6.875% (c)(h)	1,940	1,902
DCP Midstream Partners LP 7.375% (c)(h)	2,715	2,573
Summit Midstream Partners LP 9.5% (c)(h)	5,320	5,014

TOTAL ENERGY		9,489

TOTAL PREFERRED SECURITIES
(Cost $135,736)		136,599
	Shares	Value (000s)

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 2.43% (i)
(Cost $183,503)	183,487,664	183,524
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $4,875,153)		4,796,832
NET OTHER ASSETS (LIABILITIES) - 0.9%		42,837
NET ASSETS - 100%		$4,839,669

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,492,008,000 or 51.5% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Level 3 security

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,174
Total	$4,174

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$24	$--	$--	$24
Consumer Discretionary	221	--	--	221
Consumer Staples	23,213	--	--	23,213
Energy	12,212	153	12,059	--
Real Estate	3,605	--	3,605	--
Utilities	10,159	--	10,159	--
Corporate Bonds	4,279,184	--	4,279,184	--
Bank Loan Obligations	148,091	--	148,091	--
Preferred Securities	136,599	--	136,599	--
Money Market Funds	183,524	183,524	--	--
Total Investments in Securities:	$4,796,832	$183,677	$4,589,697	$23,458

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Holdings Report
for

Fidelity® Series High Income Fund

January 31, 2019

FSH-QTLY-0319
1.924276.107

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 88.4%
	Principal Amount	Value
Convertible Bonds - 0.6%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	$690,000	$570,647
3.375% 8/15/26	14,720,000	12,504,640
		13,075,287
Energy - 0.1%
Ensco Jersey Finance Ltd. 3% 1/31/24	2,450,000	1,908,545

TOTAL CONVERTIBLE BONDS		14,983,832

Nonconvertible Bonds - 87.8%
Aerospace - 2.6%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	12,345,000	12,345,000
Bombardier, Inc.:
7.5% 12/1/24 (a)	9,840,000	9,544,800
7.5% 3/15/25 (a)	16,540,000	15,961,100
BWX Technologies, Inc. 5.375% 7/15/26 (a)	9,625,000	9,721,250
TransDigm UK Holdings PLC 6.875% 5/15/26 (a)	2,935,000	2,846,950
TransDigm, Inc.:
6.25% 3/15/26 (a)(b)	6,420,000	6,516,300
6.5% 7/15/24	8,945,000	8,822,006
		65,757,406
Air Transportation - 0.6%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(c)	14,310,000	13,892,434
Banks & Thrifts - 2.2%
Ally Financial, Inc.:
4.25% 4/15/21	1,210,000	1,217,563
5.75% 11/20/25	43,645,000	45,390,773
8% 11/1/31	7,280,000	8,736,000
		55,344,336
Broadcasting - 1.9%
iHeartCommunications, Inc. 11.25% 3/1/21 (a)(d)	4,625,000	2,913,750
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	2,610,000	2,570,850
5% 8/1/27 (a)	12,200,000	11,788,250
5.375% 4/15/25 (a)	11,223,960	11,364,260
5.375% 7/15/26 (a)	11,393,000	11,291,033
6% 7/15/24 (a)	6,770,000	7,032,338
		46,960,481
Cable/Satellite TV - 7.3%
Altice SA 7.75% 5/15/22 (a)	6,755,000	6,552,350
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,405,000	3,321,067
5% 2/1/28 (a)	3,405,000	3,234,750
5.125% 2/15/23	4,450,000	4,494,500
5.125% 5/1/23 (a)	1,730,000	1,753,147
5.125% 5/1/27 (a)	8,720,000	8,436,600
5.375% 5/1/25 (a)	7,525,000	7,564,883
5.5% 5/1/26 (a)	13,025,000	12,992,438
5.75% 9/1/23	4,640,000	4,732,800
5.75% 2/15/26 (a)	14,320,000	14,570,600
5.875% 4/1/24 (a)	12,805,000	13,128,198
5.875% 5/1/27 (a)	13,075,000	13,111,610
CSC Holdings LLC:
5.125% 12/15/21 (a)	3,760,000	3,765,828
5.375% 7/15/23 (a)	5,690,000	5,746,900
5.5% 5/15/26 (a)	20,185,000	19,983,150
5.5% 4/15/27 (a)	5,810,000	5,679,159
7.5% 4/1/28 (a)	1,885,000	1,936,838
7.75% 7/15/25 (a)	3,770,000	3,949,075
DISH DBS Corp.:
5.875% 7/15/22	4,135,000	3,928,250
6.75% 6/1/21	3,995,000	4,068,947
7.75% 7/1/26	9,935,000	8,556,519
Virgin Media Secured Finance PLC:
5.25% 1/15/26 (a)	995,000	980,075
5.5% 8/15/26 (a)	4,675,000	4,593,188
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	11,325,000	10,709,203
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	16,790,000	15,866,550
		183,656,625
Capital Goods - 0.7%
AECOM:
5.125% 3/15/27	10,930,000	10,274,200
5.875% 10/15/24	7,005,000	7,292,205
		17,566,405
Chemicals - 3.5%
Blue Cube Spinco, Inc. 10% 10/15/25	6,250,000	7,140,625
CF Industries Holdings, Inc.:
5.15% 3/15/34	7,525,000	6,998,250
5.375% 3/15/44	5,675,000	4,931,859
Element Solutions, Inc. 5.875% 12/1/25 (a)	8,890,000	8,867,775
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	14,985,000	14,235,750
OCI NV 6.625% 4/15/23 (a)	10,725,000	11,019,938
The Chemours Co. LLC:
6.625% 5/15/23	3,519,000	3,637,766
7% 5/15/25	4,335,000	4,524,656
TPC Group, Inc. 8.75% 12/15/20 (a)	17,040,000	16,874,712
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,705,000	1,543,537
Tronox Finance PLC 5.75% 10/1/25 (a)	1,325,000	1,146,125
Tronox, Inc. 6.5% 4/15/26 (a)	2,765,000	2,419,375
Valvoline, Inc. 5.5% 7/15/24	2,075,000	2,106,125
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	1,155,000	1,186,763
5.625% 10/1/24 (a)	2,475,000	2,574,000
		89,207,256
Containers - 2.4%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(c)	1,828,167	1,601,931
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	13,920,000	13,920,000
6% 2/15/25 (a)	12,492,000	12,148,470
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	16,055,000	15,252,250
OI European Group BV 4% 3/15/23 (a)	685,000	662,738
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	5,860,000	5,838,025
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	7,510,000	7,523,894
7% 7/15/24 (a)	4,075,000	4,166,688
		61,113,996
Diversified Financial Services - 6.1%
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	8,679,000	8,483,723
FLY Leasing Ltd.:
5.25% 10/15/24	14,980,000	13,931,400
6.375% 10/15/21	5,167,000	5,179,918
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.25% 2/1/22	9,475,000	9,723,719
6.375% 12/15/25	11,150,000	11,400,875
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.55% 12/21/65 (a)(c)(e)	8,630,000	6,558,800
MSCI, Inc.:
5.25% 11/15/24 (a)	4,755,000	4,850,100
5.375% 5/15/27 (a)	3,450,000	3,527,625
5.75% 8/15/25 (a)	1,635,000	1,692,225
Navient Corp.:
5% 10/26/20	2,425,000	2,434,094
6.5% 6/15/22	5,030,000	5,082,362
6.75% 6/25/25	6,740,000	6,478,825
6.75% 6/15/26	1,710,000	1,611,641
7.25% 9/25/23	3,285,000	3,342,488
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (a)	2,540,000	2,492,375
5.25% 8/15/22 (a)	6,735,000	6,838,046
5.5% 2/15/24 (a)	10,950,000	11,114,250
Quicken Loans, Inc. 5.25% 1/15/28 (a)	7,535,000	6,847,431
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.875% 2/15/23 (a)	4,485,000	4,311,206
SLM Corp.:
4.875% 6/17/19	4,610,000	4,615,763
6.125% 3/25/24	3,555,000	3,401,691
7.25% 1/25/22	2,925,000	3,034,688
8% 3/25/20	6,038,000	6,287,068
Springleaf Financial Corp.:
6.125% 5/15/22	3,365,000	3,458,951
6.875% 3/15/25	1,735,000	1,661,263
7.125% 3/15/26	15,990,000	14,968,239
Tempo Acquisition LLC 6.75% 6/1/25 (a)	1,815,000	1,792,313
		155,121,079
Diversified Media - 1.2%
E.W. Scripps Co. 5.125% 5/15/25 (a)	1,250,000	1,193,750
MDC Partners, Inc. 6.5% 5/1/24 (a)	15,938,000	14,508,361
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	2,455,000	2,436,588
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	12,945,000	12,925,583
		31,064,282
Energy - 15.7%
California Resources Corp. 8% 12/15/22 (a)	21,855,000	17,538,638
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	1,745,000	1,760,269
7% 6/30/24	20,515,000	22,613,685
Cheniere Energy Partners LP:
5.25% 10/1/25	29,895,000	30,044,176
5.625% 10/1/26 (a)	3,770,000	3,778,897
Chesapeake Energy Corp.:
4.875% 4/15/22	1,470,000	1,396,500
5.375% 6/15/21	1,896,000	1,850,970
8% 1/15/25	1,555,000	1,563,086
8% 6/15/27	3,630,000	3,479,210
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	10,628,000	10,468,580
Comstock Escrow Corp. 9.75% 8/15/26 (a)	10,800,000	9,990,000
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (a)(c)(e)	2,615,000	2,608,463
6.5% 5/15/26 (a)	6,685,000	6,534,588
6.875% 6/15/25 (a)	3,085,000	3,038,725
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	7,355,000	7,419,356
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	5,900,000	5,914,750
DCP Midstream Operating LP 5.375% 7/15/25	8,895,000	9,072,900
Denbury Resources, Inc.:
7.5% 2/15/24 (a)	5,410,000	4,733,750
9.25% 3/31/22 (a)	7,257,000	7,130,003
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (a)	1,235,000	1,287,488
5.75% 1/30/28 (a)	1,240,000	1,317,500
Ensco PLC:
5.2% 3/15/25	2,605,000	1,940,725
5.75% 10/1/44	5,160,000	3,366,900
7.75% 2/1/26	5,370,000	4,312,781
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	9,975,000	7,980,000
Hess Infrastructure Partners LP 5.625% 2/15/26 (a)	12,070,000	11,949,300
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	6,252,000	5,939,400
5.75% 10/1/25 (a)	3,975,000	3,865,688
Jonah Energy LLC 7.25% 10/15/25 (a)	13,900,000	10,286,000
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (a)	5,570,000	5,514,300
MEG Energy Corp. 7% 3/31/24 (a)	6,265,000	5,528,863
Nabors Industries, Inc. 5.75% 2/1/25	12,080,000	10,509,600
NextEra Energy Partners LP 4.25% 9/15/24 (a)	7,285,000	6,941,148
Noble Holding International Ltd.:
5.25% 3/15/42	2,815,000	1,689,000
6.05% 3/1/41	2,935,000	1,819,700
7.75% 1/15/24	3,949,000	3,317,160
7.875% 2/1/26 (a)	2,770,000	2,562,250
7.95% 4/1/25 (c)	3,075,000	2,490,750
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	5,450,000	5,395,500
5.375% 1/15/25 (a)	2,185,000	2,168,613
5.625% 10/15/27 (a)	1,410,000	1,397,663
6.25% 6/1/24 (a)	1,030,000	1,055,614
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	10,195,000	10,245,975
7.25% 6/15/25	700,000	696,500
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,685,000	1,716,594
Rose Rock Midstream LP/Rose Rock Finance Corp.:
5.625% 7/15/22	3,585,000	3,405,750
5.625% 11/15/23	3,795,000	3,529,350
Sanchez Energy Corp. 7.25% 2/15/23 (a)	17,110,000	14,415,175
SemGroup Corp.:
6.375% 3/15/25	12,645,000	11,858,481
7.25% 3/15/26	13,485,000	12,878,175
Southwestern Energy Co.:
7.5% 4/1/26	5,985,000	6,164,550
7.75% 10/1/27	3,213,000	3,309,390
Summit Midstream Holdings LLC 5.75% 4/15/25	10,475,000	9,820,313
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	3,895,000	3,836,575
5.5% 2/15/26	2,780,000	2,745,222
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	4,185,000	4,048,988
5.25% 5/1/23	8,665,000	8,675,831
5.875% 4/15/26 (a)	9,140,000	9,219,975
6.75% 3/15/24	1,490,000	1,549,600
Teine Energy Ltd. 6.875% 9/30/22 (a)	2,675,000	2,661,625
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	4,250,000	4,154,375
5% 1/31/28 (a)	1,295,000	1,202,731
6.625% 6/15/25 (a)(c)	5,695,000	5,979,750
U.S.A. Compression Partners LP 6.875% 4/1/26	6,310,000	6,310,000
Weatherford International Ltd.:
6.5% 8/1/36	3,345,000	1,931,738
7% 3/15/38	5,465,000	3,142,375
9.875% 2/15/24	2,095,000	1,369,606
Weatherford International, Inc.:
6.8% 6/15/37	1,720,000	989,000
9.875% 3/1/25	12,130,000	7,763,200
		397,193,333
Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	5,817,438	3,199,591
Environmental - 0.7%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	13,015,000	12,136,488
Tervita Escrow Corp. 7.625% 12/1/21 (a)	5,935,000	5,831,138
		17,967,626
Food/Beverage/Tobacco - 3.5%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	18,710,000	18,429,350
Cott Holdings, Inc. 5.5% 4/1/25 (a)	4,875,000	4,826,250
ESAL GmbH 6.25% 2/5/23 (a)	19,645,000	19,743,225
JBS Investments GmbH 7.25% 4/3/24 (a)	4,035,000	4,172,472
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	6,480,000	6,463,800
6.75% 2/15/28 (a)	9,720,000	9,926,550
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	3,495,000	3,477,525
4.875% 11/1/26 (a)	1,045,000	1,036,118
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	845,000	828,100
Post Holdings, Inc.:
5% 8/15/26 (a)	4,555,000	4,305,386
5.625% 1/15/28 (a)	2,065,000	1,979,798
5.75% 3/1/27 (a)	2,255,000	2,209,472
Vector Group Ltd. 6.125% 2/1/25 (a)	12,975,000	11,369,344
		88,767,390
Gaming - 5.1%
Boyd Gaming Corp. 6% 8/15/26	2,160,000	2,165,400
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)	27,050,000	25,218,715
Delta Merger Sub, Inc. 6% 9/15/26 (a)	1,290,000	1,286,775
Eldorado Resorts, Inc. 6% 4/1/25	6,750,000	6,788,813
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	6,380,000	6,520,551
5.375% 4/15/26	1,200,000	1,225,596
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,855,000	2,683,422
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	8,845,000	8,380,638
5.625% 5/1/24	7,470,000	7,675,425
5.75% 2/1/27 (a)	2,340,000	2,363,400
MGM Mirage, Inc. 5.75% 6/15/25	5,130,000	5,073,057
Scientific Games Corp.:
5% 10/15/25 (a)	11,630,000	11,022,914
10% 12/1/22	9,415,000	9,897,519
Stars Group Holdings BV 7% 7/15/26 (a)	12,410,000	12,599,873
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (a)	8,340,000	7,985,550
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	7,485,000	6,998,475
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	9,430,000	8,769,900
5.5% 10/1/27 (a)	2,985,000	2,723,813
		129,379,836
Healthcare - 10.3%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	955,000	926,350
Charles River Laboratories International, Inc. 5.5% 4/1/26 (a)	3,550,000	3,629,875
Community Health Systems, Inc.:
5.125% 8/1/21	22,950,000	22,060,688
6.25% 3/31/23	13,895,000	13,269,725
8.625% 1/15/24 (a)	7,940,000	8,191,698
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,465,000	4,353,375
HCA Holdings, Inc.:
5.25% 6/15/26	2,865,000	3,018,994
5.375% 2/1/25	7,560,000	7,803,356
5.375% 9/1/26	2,935,000	2,995,168
5.875% 5/1/23	7,350,000	7,772,625
6.25% 2/15/21	5,100,000	5,316,750
Hologic, Inc. 4.375% 10/15/25 (a)	2,845,000	2,794,131
IMS Health, Inc. 5% 10/15/26 (a)	4,190,000	4,210,950
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	2,000,000	1,947,000
5.25% 8/1/26	3,395,000	3,411,975
5.5% 5/1/24	3,515,000	3,585,300
6.375% 3/1/24	4,595,000	4,801,775
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	12,260,000	12,198,700
5.5% 2/1/21	5,015,000	5,065,150
Teleflex, Inc. 4.875% 6/1/26	5,645,000	5,671,532
Tenet Healthcare Corp.:
4.375% 10/1/21	14,240,000	14,222,200
5.125% 5/1/25	6,775,000	6,618,430
6.25% 2/1/27 (a)(b)	4,115,000	4,176,725
6.75% 6/15/23	10,005,000	9,829,913
8.125% 4/1/22	28,860,000	30,158,700
THC Escrow Corp. III 7% 8/1/25	5,835,000	5,627,216
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	7,645,000	7,624,817
5.625% 12/1/21 (a)	1,941,000	1,943,426
5.875% 5/15/23 (a)	15,210,000	14,900,020
6.125% 4/15/25 (a)	13,305,000	12,573,225
7% 3/15/24 (a)	6,945,000	7,287,909
8.5% 1/31/27 (a)	2,855,000	2,983,475
9% 12/15/25 (a)	4,735,000	5,033,968
9.25% 4/1/26 (a)	6,945,000	7,465,875
Wellcare Health Plans, Inc.:
5.25% 4/1/25	6,070,000	6,191,400
5.375% 8/15/26 (a)	1,775,000	1,814,938
		261,477,354
Homebuilders/Real Estate - 0.7%
Howard Hughes Corp. 5.375% 3/15/25 (a)	10,535,000	10,478,638
Starwood Property Trust, Inc. 4.75% 3/15/25	6,205,000	5,910,263
		16,388,901
Hotels - 1.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	15,059,000	14,887,327
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (a)	17,375,000	17,505,313
Hilton Escrow Issuer LLC 4.25% 9/1/24	2,000,000	1,965,040
		34,357,680
Insurance - 0.3%
AmWINS Group, Inc. 7.75% 7/1/26 (a)	1,705,000	1,700,738
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	6,605,000	6,338,819
		8,039,557
Leisure - 0.6%
Mattel, Inc. 6.75% 12/31/25 (a)	17,180,000	16,235,100
Metals/Mining - 1.7%
Constellium NV 5.875% 2/15/26 (a)	1,885,000	1,804,888
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	8,350,000	7,661,125
7.25% 5/15/22 (a)	2,480,000	2,442,800
7.25% 4/1/23 (a)	6,135,000	5,874,324
7.5% 4/1/25 (a)	8,565,000	8,029,688
Freeport-McMoRan, Inc.:
3.55% 3/1/22	2,110,000	2,041,425
3.875% 3/15/23	1,835,000	1,761,600
6.875% 2/15/23	4,810,000	5,038,475
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	8,635,000	7,987,375
		42,641,700
Paper - 0.2%
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	4,820,000	4,506,700
NewPage Corp. 11.375% 12/31/2014 (d)(f)	56,458,756	6
		4,506,706
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	7,498,000	7,254,315
5% 10/15/25 (a)	1,705,000	1,645,325
Golden Nugget, Inc. 6.75% 10/15/24 (a)	5,105,000	5,105,000
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (a)	9,100,000	9,097,270
		23,101,910
Services - 2.2%
APX Group, Inc. 7.625% 9/1/23	3,585,000	2,957,625
Aramark Services, Inc.:
4.75% 6/1/26	6,285,000	6,175,013
5% 4/1/25 (a)	3,880,000	3,899,400
5.125% 1/15/24	2,405,000	2,430,036
Avantor, Inc. 6% 10/1/24 (a)	13,935,000	14,244,496
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	6,785,000	6,064,094
CDK Global, Inc. 5.875% 6/15/26	4,710,000	4,810,088
Corrections Corp. of America 5% 10/15/22	1,695,000	1,635,675
Frontdoor, Inc. 6.75% 8/15/26 (a)	1,855,000	1,841,088
Laureate Education, Inc. 8.25% 5/1/25 (a)	10,525,000	11,419,625
		55,477,140
Steel - 0.3%
Commercial Metals Co. 5.75% 4/15/26	6,890,000	6,528,275
Super Retail - 0.0%
Sally Holdings LLC 5.625% 12/1/25	880,000	855,800
Technology - 2.8%
Ascend Learning LLC 6.875% 8/1/25 (a)	570,000	570,000
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	1,355,000	1,388,875
Fair Isaac Corp. 5.25% 5/15/26 (a)	1,490,000	1,497,450
First Data Corp. 5% 1/15/24 (a)	3,895,000	3,980,203
Nuance Communications, Inc. 5.625% 12/15/26	8,595,000	8,423,100
Open Text Corp. 5.875% 6/1/26 (a)	2,800,000	2,891,000
Qorvo, Inc. 5.5% 7/15/26 (a)	4,950,000	4,912,875
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	16,310,000	17,696,024
Symantec Corp.:
4.2% 9/15/20	2,145,000	2,150,060
5% 4/15/25 (a)	14,145,000	14,079,916
TTM Technologies, Inc. 5.625% 10/1/25 (a)	13,885,000	12,947,763
		70,537,266
Telecommunications - 8.6%
Altice Financing SA:
6.625% 2/15/23 (a)	4,450,000	4,473,585
7.5% 5/15/26 (a)	15,205,000	14,406,738
Altice Finco SA:
7.625% 2/15/25 (a)	12,260,000	10,283,075
8.125% 1/15/24 (a)	3,820,000	3,762,700
C&W Senior Financing Designated Activity Co. 7.5% 10/15/26 (a)	7,195,000	7,143,268
Citizens Utilities Co. 7.05% 10/1/46	11,825,000	5,439,500
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	2,450,000	2,489,200
Intelsat Jackson Holdings SA:
8% 2/15/24 (a)	8,730,000	9,090,113
8.5% 10/15/24 (a)	8,390,000	8,476,417
Level 3 Financing, Inc.:
5.125% 5/1/23	11,340,000	11,240,775
5.375% 1/15/24	14,510,000	14,437,450
5.375% 5/1/25	120,000	118,500
Millicom International Cellular SA:
6% 3/15/25 (a)	945,000	954,734
6.625% 10/15/26 (a)	9,540,000	9,754,650
Neptune Finco Corp.:
6.625% 10/15/25 (a)	9,970,000	10,431,113
10.875% 10/15/25 (a)	1,615,000	1,861,288
Sable International Finance Ltd. 6.875% 8/1/22 (a)	3,660,000	3,797,250
SFR Group SA:
7.375% 5/1/26 (a)	12,520,000	12,066,025
8.125% 2/1/27 (a)	1,710,000	1,679,904
Sprint Capital Corp. 6.875% 11/15/28	3,269,000	3,248,569
Sprint Communications, Inc. 6% 11/15/22	17,315,000	17,509,794
Sprint Corp.:
7.125% 6/15/24	7,865,000	8,081,288
7.25% 9/15/21	5,935,000	6,232,403
7.625% 3/1/26	5,285,000	5,489,794
7.875% 9/15/23	21,375,000	22,710,938
T-Mobile U.S.A., Inc. 6% 4/15/24	10,105,000	10,357,625
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	2,915,000	2,816,444
6.375% 5/15/25	10,040,000	9,801,550
		218,154,690
Transportation Ex Air/Rail - 1.0%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	4,589,000	4,658,753
5.5% 1/15/23 (a)	4,610,000	4,697,821
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	8,465,000	6,391,075
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	14,090,000	8,242,650
		23,990,299
Utilities - 3.2%
Calpine Corp. 5.75% 1/15/25	6,750,000	6,361,875
Dynegy, Inc.:
7.375% 11/1/22	987,000	1,026,480
7.625% 11/1/24	5,926,000	6,296,375
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,750,000	2,667,500
7% 6/15/23	6,105,000	5,952,375
InterGen NV 7% 6/30/23 (a)	26,217,000	22,939,875
NRG Energy, Inc. 5.75% 1/15/28	2,180,000	2,204,634
NRG Yield Operating LLC 5% 9/15/26	1,735,000	1,509,450
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	2,343,112	2,495,414
Talen Energy Supply LLC:
6.5% 6/1/25	10,915,000	8,568,275
10.5% 1/15/26 (a)	12,212,000	11,296,100
The AES Corp.:
5.125% 9/1/27	1,700,000	1,742,500
6% 5/15/26	3,475,000	3,657,438
Vistra Operations Co. LLC 5.5% 9/1/26 (a)	3,805,000	3,857,319
		80,575,610

TOTAL NONCONVERTIBLE BONDS		2,219,060,064

TOTAL CORPORATE BONDS
(Cost $2,267,326,115)		2,234,043,896
	Shares	Value

Common Stocks - 0.7%
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (f)(g)	48,708	395,996
Food & Drug Retail - 0.7%
Southeastern Grocers, Inc. (f)(g)	471,031	18,115,852
Metals/Mining - 0.0%
Aleris Corp. (f)(g)	46,900	0
Elah Holdings, Inc. (g)	333	23,260

TOTAL METALS/MINING		23,260

TOTAL COMMON STOCKS
(Cost $17,219,888)		18,535,108

Convertible Preferred Stocks - 0.7%
Energy - 0.3%
Chesapeake Energy Corp. Series A, 5.75%	16,430	8,686,756
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%	2,000	2,188,822
Utilities - 0.3%
Vistra Energy Corp. 7.00%	69,000	6,662,978
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $17,888,725)		17,538,556
	Principal Amount	Value

Bank Loan Obligations - 3.3%
Cable/Satellite TV - 0.5%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.753% 8/19/23 (c)(e)	12,189,616	11,623,652
Energy - 0.2%
California Resources Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2519% 12/31/22 (c)(e)	4,110,000	4,020,936
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0142% 5/7/25 (c)(e)	1,771,100	1,700,256

TOTAL ENERGY		5,721,192

Food & Drug Retail - 0.7%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7251% 5/31/24 (c)(e)	14,224,759	13,620,207
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.375% 7.8974% 11/25/22 (c)(e)	6,293,908	5,255,413

TOTAL FOOD & DRUG RETAIL		18,875,620

Insurance - 0.3%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (c)(e)	6,631,388	6,384,767
Restaurants - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 2/17/24 (c)(e)	2,588,669	2,543,367
Services - 0.4%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (c)(e)	10,581,188	10,138,154
Telecommunications - 1.1%
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.25% 3/31/21 (c)(e)	13,610,493	13,189,384
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (c)(e)	874,369	834,480
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/1/24 (c)(e)	12,035,340	11,671,271
SFR Group SA Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.5089% 8/14/26 (c)(e)	3,491,250	3,288,024

TOTAL TELECOMMUNICATIONS		28,983,159

TOTAL BANK LOAN OBLIGATIONS
(Cost $87,154,672)		84,269,911

Preferred Securities - 2.7%
Banks & Thrifts - 2.5%
Bank of America Corp.:
5.2% (c)(h)	13,415,000	13,600,894
6.25% (c)(h)	10,115,000	10,911,305
Barclays PLC:
7.75% (c)(h)	1,690,000	1,702,529
7.875% (Reg. S) (c)(h)	11,715,000	12,319,025
Credit Agricole SA 6.625% (a)(c)(h)	1,765,000	1,780,107
Royal Bank of Scotland Group PLC:
7.5% (c)(h)	8,950,000	9,212,906
8.625% (c)(h)	2,080,000	2,231,021
Wells Fargo & Co. 5.9% (c)(h)	10,950,000	11,144,693

TOTAL BANKS & THRIFTS		62,902,480

Energy - 0.2%
DCP Midstream Partners LP 7.375% (c)(h)	1,740,000	1,648,694
Summit Midstream Partners LP 9.5% (c)(h)	3,400,000	3,204,593

TOTAL ENERGY		4,853,287

TOTAL PREFERRED SECURITIES
(Cost $67,414,508)		67,755,767
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.43% (i)
(Cost $77,110,353)	77,097,872	77,113,291
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $2,534,114,261)		2,499,256,529
NET OTHER ASSETS (LIABILITIES) - 1.1%		28,961,375
NET ASSETS - 100%		$2,528,217,904

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,312,104,898 or 51.9% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Level 3 security

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,082,243
Fidelity Securities Lending Cash Central Fund	2,599
Total	$2,084,842

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$395,996	$--	$--	$395,996
Consumer Staples	18,115,852	--	--	18,115,852
Energy	8,686,756	--	8,686,756	--
Materials	23,260	23,260	--	--
Real Estate	2,188,822	--	2,188,822	--
Utilities	6,662,978	--	6,662,978	--
Corporate Bonds	2,234,043,896	--	2,234,043,890	6
Bank Loan Obligations	84,269,911	--	84,269,911	--
Preferred Securities	67,755,767	--	67,755,767	--
Money Market Funds	77,113,291	77,113,291	--	--
Total Investments in Securities:	$2,499,256,529	$77,136,551	$2,403,608,124	$18,511,854

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Short Duration High Income Fund

January 31, 2019

SDH-QTLY-0319
1.969440.105

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 77.9%
	Principal Amount	Value
Convertible Bonds - 0.5%
Broadcasting - 0.2%
DISH Network Corp. 2.375% 3/15/24	$260,000	$215,027
Utilities - 0.3%
SolarCity Corp. 1.625% 11/1/19	360,000	341,752

TOTAL CONVERTIBLE BONDS		556,779

Nonconvertible Bonds - 77.4%
Aerospace - 4.3%
Bombardier, Inc.:
6.125% 1/15/23 (a)	2,530,000	2,436,744
7.5% 12/1/24 (a)	105,000	101,850
TransDigm, Inc.:
6% 7/15/22	1,810,000	1,823,575
6.25% 3/15/26 (a)(b)	215,000	218,225
United Technologies Corp. 3.65% 8/16/23	250,000	253,517
		4,833,911
Air Transportation - 0.7%
American Airlines Group, Inc. 5.5% 10/1/19 (a)	485,000	488,031
United Continental Holdings, Inc. 4.25% 10/1/22	345,000	340,688
		828,719
Automotive & Auto Parts - 0.1%
General Motors Financial Co., Inc. 2.35% 10/4/19	100,000	99,611
Banks & Thrifts - 2.4%
Bank of America Corp. 2.625% 4/19/21	250,000	248,324
Citigroup, Inc. 2.9% 12/8/21	200,000	198,519
Citizens Bank NA 2.25% 3/2/20	250,000	248,025
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	250,000	250,254
Deutsche Bank AG 2.7% 7/13/20	250,000	244,895
Goldman Sachs Group, Inc. 2.876% 10/31/22 (c)	350,000	344,816
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	200,000	186,477
JPMorgan Chase & Co. 2.55% 3/1/21	200,000	198,710
Santander Holdings U.S.A., Inc. 3.4% 1/18/23	200,000	196,952
SunTrust Banks, Inc. 2.7% 1/27/22	200,000	196,569
Synchrony Bank 3% 6/15/22	250,000	239,011
Synovus Financial Corp. 3.125% 11/1/22	17,000	16,302
UniCredit SpA 3.75% 4/12/22 (a)	200,000	194,493
		2,763,347
Broadcasting - 1.1%
LIN Television Corp. 5.875% 11/15/22	300,000	303,840
Sirius XM Radio, Inc. 3.875% 8/1/22 (a)	985,000	970,225
		1,274,065
Building Materials - 0.0%
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.4716% 3/27/20 (c)(d)	6,000	5,997
Cable/Satellite TV - 6.3%
Altice SA 7.75% 5/15/22 (a)	905,000	877,850
Cablevision Systems Corp. 5.875% 9/15/22	640,000	643,200
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	1,115,000	1,087,515
5.125% 2/15/23	1,800,000	1,818,000
5.125% 5/1/23 (a)	720,000	729,634
CSC Holdings LLC 5.375% 7/15/23 (a)	500,000	505,000
DISH DBS Corp.:
5.125% 5/1/20	45,000	45,113
5.875% 7/15/22	1,260,000	1,197,000
5.875% 11/15/24	155,000	128,456
6.75% 6/1/21	180,000	183,332
		7,215,100
Capital Goods - 0.2%
Roper Technologies, Inc. 2.8% 12/15/21	213,000	209,831
Chemicals - 2.3%
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	60,000	58,686
3.45% 6/1/23	805,000	776,825
Element Solutions, Inc. 6.5% 2/1/22 (a)	500,000	506,875
OCI NV 6.625% 4/15/23 (a)	565,000	580,538
The Mosaic Co. 3.25% 11/15/22	150,000	148,192
TPC Group, Inc. 8.75% 12/15/20 (a)	525,000	519,908
		2,591,024
Consumer Products - 0.2%
Coty, Inc. 6.5% 4/15/26 (a)	195,000	175,500
Containers - 3.5%
Ard Securities Finance SARL 8.75% 1/31/23 pay-in-kind (a)(c)	27,285	23,908
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	200,000	197,960
4.625% 5/15/23 (a)	400,000	400,000
Ball Corp.:
4% 11/15/23	300,000	300,720
5% 3/15/22	300,000	310,500
Berry Global, Inc. 5.125% 7/15/23	500,000	501,415
OI European Group BV 4% 3/15/23 (a)	250,000	241,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 6.2873% 7/15/21 (a)(c)(d)	310,000	310,775
5.125% 7/15/23 (a)	1,000,000	1,001,850
5.75% 10/15/20	726,831	729,593
		4,018,596
Diversified Financial Services - 6.3%
Aircastle Ltd. 4.125% 5/1/24	80,000	77,012
Capital One Financial Corp. 2.5% 5/12/20	200,000	198,592
Financial & Risk U.S. Holdings, Inc. 6.25% 5/15/26 (a)	170,000	167,025
FLY Leasing Ltd. 5.25% 10/15/24	790,000	734,700
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	99,998
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	770,000	775,860
6% 8/1/20	320,000	322,800
6.25% 2/1/22	2,805,000	2,878,620
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.55% 12/21/65 (a)(c)(d)	605,000	459,800
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.8% 12/21/65 (a)(c)(d)	175,000	133,875
Moody's Corp. 5.5% 9/1/20	200,000	207,195
Morgan Stanley 2.5% 4/21/21	250,000	246,795
Park Aerospace Holdings Ltd. 4.5% 3/15/23 (a)	251,000	246,294
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (a)	125,000	132,188
SLM Corp. 7.25% 1/25/22	500,000	518,750
		7,199,504
Diversified Media - 1.0%
21st Century Fox America, Inc. 4.5% 2/15/21	200,000	204,991
MDC Partners, Inc. 6.5% 5/1/24 (a)	180,000	163,854
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	815,000	813,778
		1,182,623
Energy - 12.7%
Anadarko Petroleum Corp. 4.85% 3/15/21	200,000	204,970
Antero Resources Finance Corp. 5.375% 11/1/21	60,000	60,303
Boardwalk Pipelines LP 3.375% 2/1/23	150,000	144,603
California Resources Corp. 8% 12/15/22 (a)	655,000	525,638
Cenovus Energy, Inc. 3% 8/15/22	250,000	240,579
Cheniere Corpus Christi Holdings LLC 7% 6/30/24	350,000	385,805
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	250,000	246,250
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 6.5382% 6/15/22 (a)(c)(d)	525,000	523,688
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,085,000	1,087,713
Denbury Resources, Inc.:
4.625% 7/15/23	10,000	6,625
5.5% 5/1/22	110,000	80,300
6.375% 8/15/21	35,000	28,875
7.5% 2/15/24 (a)	80,000	70,000
9.25% 3/31/22 (a)	130,000	127,725
Energy Transfer Equity LP:
4.25% 3/15/23	475,000	478,563
7.5% 10/15/20	105,000	111,431
Ensco PLC:
4.5% 10/1/24	705,000	523,463
8% 1/31/24	1,132,000	993,330
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	320,000	256,000
EQT Corp. 2.5% 10/1/20	9,000	8,782
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	830,000	818,588
6% 10/1/22	300,000	292,500
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	26,550
FTS International, Inc. 6.25% 5/1/22	265,000	247,775
MPLX LP 3.375% 3/15/23	13,000	12,888
Nabors Industries, Inc. 5.5% 1/15/23	143,000	128,700
NextEra Energy Partners LP 4.25% 9/15/24 (a)	155,000	147,684
Nine Energy Service, Inc. 8.75% 11/1/23 (a)	445,000	446,113
Noble Holding International Ltd. 7.75% 1/15/24	171,000	143,640
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	150,000	152,813
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	100,000	99,311
3.65% 6/1/22	18,000	17,828
3.85% 10/15/23	75,000	74,093
Precision Drilling Corp.:
6.5% 12/15/21	228,616	220,615
7.75% 12/15/23	235,000	224,425
Range Resources Corp. 5% 8/15/22	840,000	815,850
Sanchez Energy Corp. 7.25% 2/15/23 (a)	150,000	126,375
Southwestern Energy Co. 4.1% 3/15/22	300,000	288,750
Summit Midstream Holdings LLC 5.5% 8/15/22	90,000	86,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	207,000	207,000
4.25% 11/15/23	625,000	604,688
5.25% 5/1/23	800,000	801,000
TerraForm Power Operating LLC 4.25% 1/31/23 (a)	350,000	342,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	755,000	762,181
6.25% 10/15/22	135,000	138,375
TransCanada PipeLines Ltd. 2.5% 8/1/22	9,000	8,785
W&T Offshore, Inc. 9.75% 11/1/23 (a)	250,000	244,375
Weatherford International Ltd. 9.875% 2/15/24	500,000	326,875
Weatherford International, Inc. 9.875% 3/1/25	500,000	320,000
Whiting Petroleum Corp. 5.75% 3/15/21	165,000	165,000
		14,396,395
Entertainment/Film - 0.4%
AMC Entertainment, Inc. 5.875% 2/15/22	300,000	296,535
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(c)	341,048	187,576
		484,111
Environmental - 0.9%
Clean Harbors, Inc. 5.125% 6/1/21	500,000	496,250
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	500,000	466,250
Tervita Escrow Corp. 7.625% 12/1/21 (a)	35,000	34,388
		996,888
Food & Drug Retail - 0.2%
CVS Health Corp.:
3.35% 3/9/21	16,000	16,057
3.7% 3/9/23	176,000	177,365
		193,422
Food/Beverage/Tobacco - 2.2%
Anheuser-Busch InBev Worldwide, Inc. 3.5% 1/12/24	250,000	250,930
Bat Capital Corp. 2.764% 8/15/22	250,000	242,732
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	925,000	911,125
Darling International, Inc. 5.375% 1/15/22	415,000	417,075
General Mills, Inc. 3.2% 4/16/21	4,000	4,025
Imperial Tobacco Finance PLC 2.95% 7/21/20 (a)	200,000	197,964
Vector Group Ltd. 6.125% 2/1/25 (a)	500,000	438,125
		2,461,976
Gaming - 3.1%
MGM Mirage, Inc. 6% 3/15/23	1,000,000	1,037,500
Scientific Games Corp.:
5% 10/15/25 (a)	115,000	108,997
6.625% 5/15/21	935,000	925,650
10% 12/1/22	500,000	525,625
Wynn Macau Ltd. 4.875% 10/1/24 (a)	1,000,000	930,000
		3,527,772
Healthcare - 8.3%
AbbVie, Inc. 3.375% 11/14/21	200,000	201,430
Becton, Dickinson & Co. 2.894% 6/6/22	200,000	196,396
Cigna Corp.:
3.4% 9/17/21 (a)	18,000	18,082
3.75% 7/15/23 (a)	9,000	9,121
Community Health Systems, Inc. 6.25% 3/31/23	585,000	558,675
Elanco Animal Health, Inc. 3.912% 8/27/21 (a)	2,000	2,003
Encompass Health Corp. 5.125% 3/15/23	255,000	256,517
Forest Laboratories, Inc. 5% 12/15/21 (a)	200,000	207,340
HCA Holdings, Inc.:
4.75% 5/1/23	300,000	309,081
5% 3/15/24	300,000	312,150
6.25% 2/15/21	800,000	834,000
Humana, Inc. 2.5% 12/15/20	10,000	9,884
Mylan NV 3.15% 6/15/21	200,000	196,491
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	485,000	468,025
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	60,000	59,700
Shire Acquisitions Investments Ireland DAC 2.4% 9/23/21	200,000	194,649
Tenet Healthcare Corp.:
4.375% 10/1/21	1,365,000	1,363,294
4.75% 6/1/20	200,000	201,500
6.75% 6/15/23	165,000	162,113
8.125% 4/1/22	485,000	506,825
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	250,000	236,309
Valeant Pharmaceuticals International, Inc.:
5.625% 12/1/21 (a)	1,166,000	1,167,458
5.875% 5/15/23 (a)	850,000	832,677
6.5% 3/15/22 (a)	1,135,000	1,173,306
		9,477,026
Homebuilders/Real Estate - 0.5%
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	300,000	301,500
D.R. Horton, Inc. 2.55% 12/1/20	14,000	13,760
DDR Corp. 4.625% 7/15/22	63,000	64,825
Healthcare Trust of America Holdings LP 2.95% 7/1/22	216,000	210,453
		590,538
Insurance - 0.2%
Acrisure LLC / Acrisure Finance, Inc. 8.125% 2/15/24 (a)	65,000	66,113
American International Group, Inc. 3.3% 3/1/21	200,000	201,496
		267,609
Leisure - 1.3%
Rivers Pittsburgh Borrower LP 6.125% 8/15/21 (a)	200,000	199,500
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	200,000	202,750
7.25% 11/30/21 (a)	1,000,000	1,032,327
		1,434,577
Metals/Mining - 2.9%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	200,000	183,500
7% 2/15/21 (a)	1,000,000	997,500
7.25% 5/15/22 (a)	1,110,000	1,093,350
7.25% 4/1/23 (a)	675,000	646,319
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	300,000	299,157
5.125% 3/15/23 (a)	90,000	89,099
		3,308,925
Restaurants - 1.8%
Golden Nugget, Inc. 6.75% 10/15/24 (a)	800,000	800,000
Yum! Brands, Inc. 3.875% 11/1/23	1,225,000	1,191,313
		1,991,313
Services - 0.5%
Air Lease Corp.:
2.125% 1/15/20	200,000	198,162
3.5% 1/15/22	150,000	148,921
APX Group, Inc. 8.75% 12/1/20	155,000	151,028
Corrections Corp. of America 5% 10/15/22	25,000	24,125
		522,236
Super Retail - 0.1%
AutoZone, Inc. 2.5% 4/15/21	145,000	141,596
Technology - 2.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 4.42% 6/15/21 (a)	200,000	203,435
EMC Corp. 2.65% 6/1/20	640,000	629,922
Microchip Technology, Inc. 3.922% 6/1/21 (a)	200,000	197,925
Nuance Communications, Inc. 5.375% 8/15/20 (a)	215,000	215,806
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	415,000	413,485
4.125% 6/1/21 (a)	175,000	175,646
Sensata Technologies BV 4.875% 10/15/23 (a)	155,000	155,388
Symantec Corp. 4.2% 9/15/20	500,000	501,180
Uber Technologies, Inc. 7.5% 11/1/23 (a)	250,000	254,063
		2,746,850
Telecommunications - 3.5%
Altice Financing SA 6.625% 2/15/23 (a)	500,000	502,650
AT&T, Inc. 2.8% 2/17/21	200,000	198,976
Cogent Communications Group, Inc. 5.375% 3/1/22 (a)	75,000	76,200
Equinix, Inc. 5.375% 4/1/23	580,000	586,525
Frontier Communications Corp. 10.5% 9/15/22	175,000	125,344
Intelsat Jackson Holdings SA 8.5% 10/15/24 (a)	200,000	202,060
Qwest Corp. 6.75% 12/1/21	100,000	106,877
SBA Communications Corp. 4% 10/1/22	500,000	493,750
SFR Group SA 6.25% 5/15/24 (a)	215,000	210,765
Sprint Communications, Inc. 6% 11/15/22	515,000	520,794
Sprint Corp. 7.875% 9/15/23	700,000	743,750
T-Mobile U.S.A., Inc. 4% 4/15/22	225,000	223,031
Verizon Communications, Inc. 5.15% 9/15/23	9,000	9,793
		4,000,515
Transportation Ex Air/Rail - 1.4%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	580,000	588,816
5.5% 1/15/23 (a)	165,000	168,143
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	875,000	660,625
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	265,000	155,025
		1,572,609
Utilities - 6.6%
Calpine Corp. 6% 1/15/22 (a)	1,800,000	1,813,500
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	558,000	592,875
Dominion Resources, Inc. 4.104% 4/1/21	250,000	252,291
DPL, Inc. 6.75% 10/1/19	217,000	219,984
Dynegy, Inc. 5.875% 6/1/23	1,300,000	1,329,250
Exelon Corp. 3.497% 6/1/22 (c)	250,000	248,474
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	885,000	858,450
The AES Corp.:
4% 3/15/21	185,000	184,232
4.5% 3/15/23	120,000	120,600
4.875% 5/15/23	1,615,000	1,631,150
Williams Partners LP 5.25% 3/15/20	200,000	204,690
		7,455,496

TOTAL NONCONVERTIBLE BONDS		87,967,682

TOTAL CORPORATE BONDS
(Cost $90,174,453)		88,524,461

U.S. Treasury Obligations - 0.2%
U.S. Treasury Notes 1.625% 10/31/23
(Cost $192,695)	200,000	192,688
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Forbes Energy Services Ltd. (e)
(Cost $301,607)	6,468	21,021
	Principal Amount	Value

Bank Loan Obligations - 15.6%
Aerospace - 1.0%
TransDigm, Inc.:
Tranche F, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 6/9/23 (c)(d)	864,205	845,124
Tranche G, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 8/22/24 (c)(d)	339,867	331,051

TOTAL AEROSPACE		1,176,175

Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5155% 10/10/21 (c)(d)	342,642	337,770
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (d)(f)	22,762	22,665
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (d)(f)	12,238	12,185

TOTAL AIR TRANSPORTATION		372,620

Cable/Satellite TV - 1.5%
CSC Holdings LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0089% 1/25/26 (c)(d)	54,588	53,268
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7589% 1/15/26 (c)(d)	125,000	120,313
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7589% 9/30/25 (c)(d)	365,000	359,010
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.753% 8/19/23 (c)(d)	488,813	466,117
Zayo Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 1/19/21 (c)(d)	142,463	141,276
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 5.0089% 4/15/25 (c)(d)	530,000	512,060

TOTAL CABLE/SATELLITE TV		1,652,044

Capital Goods - 0.0%
Apergy Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.1622% 5/9/25 (c)(d)	13,374	13,089
CPM Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 11/15/25 (c)(d)	20,000	19,625

TOTAL CAPITAL GOODS		32,714

Chemicals - 0.1%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 9/22/24 (c)(d)	20,951	20,650
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 9/22/24 (c)(d)	48,349	47,654

TOTAL CHEMICALS		68,304

Consumer Products - 0.1%
Owens & Minor Distribution, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0199% 4/30/25 (c)(d)	49,750	42,101
Containers - 0.4%
Berlin Packaging, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5505% 11/7/25 (c)(d)	64,675	62,088
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 5/16/24 (c)(d)	124,684	119,931
Crown Americas LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5133% 4/3/25 (c)(d)	16,099	16,091
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 2/5/23 (c)(d)	303,041	298,468

TOTAL CONTAINERS		496,578

Energy - 0.9%
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.9989% 5/18/23 (c)(d)	210,929	204,074
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3695% 11/3/25 (c)(d)	100,000	95,000
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.869% 6/22/24 (c)(d)	124,055	118,225
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8739% 12/31/21 (c)(d)	100,000	104,375
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2519% 12/31/22 (c)(d)	160,000	156,533
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0142% 5/7/25 (c)(d)	124,375	119,400
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (c)(g)	70,556	71,085
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.519% 3/1/24 (c)(d)	100,000	79,875
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7601% 7/18/25 (c)(d)	75,000	72,797
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.25% 11/14/25 (c)(d)	40,000	39,950

TOTAL ENERGY		1,061,314

Entertainment/Film - 0.3%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7589% 12/15/22 (c)(d)	275,725	270,958
Food & Drug Retail - 0.2%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.7251% 5/31/24 (c)(d)	124,375	119,089
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.2444% 11/20/25 (c)(d)	14,813	14,072
Tops Markets LLC 1LN, term loan 3 month U.S. LIBOR + 8.500% 11.1875% 11/19/23 (c)(d)	81,259	83,494

TOTAL FOOD & DRUG RETAIL		216,655

Food/Beverage/Tobacco - 0.3%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9989% 10/7/23 (c)(d)	124,051	118,655
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.52% 5/24/24 (c)(d)	200,179	197,426

TOTAL FOOD/BEVERAGE/TOBACCO		316,081

Gaming - 1.1%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 4/18/24 (c)(d)	295,612	289,909
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5.53% 10/20/24 (c)(d)	455,400	446,579
3 month U.S. LIBOR + 7.000% 9.5% 10/20/25 (c)(d)	155,000	151,125
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 8/14/24 (c)(d)	158,477	153,458
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 6.303% 7/10/25 (c)(d)	124,375	123,060
Wynn Resorts Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.75% 10/30/24 (c)(d)	125,000	121,696

TOTAL GAMING		1,285,827

Healthcare - 0.6%
HCA Holdings, Inc. Tranche B 10LN, term loan 3 month U.S. LIBOR + 2.000% 4.4989% 3/13/25 (c)(d)	208,425	207,568
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 8/18/25 (c)(d)	159,600	158,377
Press Ganey Holdings, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 10/21/23 (c)(d)	4,962	4,873
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.129% 11/16/25 (c)(d)	150,000	146,213
Surgery Center Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 8/31/24 (c)(d)	29,924	29,094
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5128% 6/1/25 (c)(d)	28,464	28,134
VVC Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.7589% 7/9/25 (c)(d)	124,688	124,532

TOTAL HEALTHCARE		698,791

Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 8/21/25 (c)(d)	124,688	122,163
Hotels - 0.0%
Marriott Ownership Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 8/31/25 (c)(d)	20,000	19,838
Insurance - 0.3%
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 11/3/24 (c)(d)	124,375	122,302
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.9989% 8/4/25 (c)(d)	125,000	125,625
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (c)(d)	124,625	119,990

TOTAL INSURANCE		367,917

Leisure - 0.1%
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.9989% 2/1/24 (c)(d)	125,000	120,053
Paper - 0.1%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7699% 6/29/25 (c)(d)	124,375	120,706
Publishing/Printing - 0.1%
Springer Science+Business Media Deutschland GmbH Tranche B 13LN, term loan 3 month U.S. LIBOR + 3.500% 5.8874% 8/24/22 (c)(d)	144,428	143,705
Services - 0.7%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.053% 6/13/25 (c)(d)	20,000	18,814
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (c)(d)	79,776	76,436
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 4.2489% 3/11/25 (c)(d)	125,909	124,965
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9565% 6/21/24 (c)(d)	487,575	466,590
Frontdoor, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0625% 8/16/25 (c)(d)	14,963	14,869
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/27/25 (c)(d)	99,250	96,521

TOTAL SERVICES		798,195

Super Retail - 1.3%
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.4989% 9/25/24 (c)(d)	1,496,212	1,477,509
Technology - 2.8%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 8/10/25 (c)(d)	44,888	42,531
Bracket Intermediate Holding Corp. 1LN, term loan 3 month U.S. LIBOR + 4.250% 7.0013% 9/5/25 (c)(d)	24,938	24,470
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.4989% 10/31/25 (c)(d)	100,000	96,250
Dynatrace LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 8/23/25 (c)(d)	30,000	29,644
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.75% 6/1/22 (c)(d)	296,746	289,921
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 2/15/24 (c)(d)	531,691	524,476
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4989% 7/7/25 (c)(d)	5,000	4,945
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9989% 7/1/24 (c)(d)	4,988	4,917
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.541% 11/1/23 (c)(d)	384,336	376,349
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 4.9989% 6/21/24 (c)(d)	86,447	83,493
3 month U.S. LIBOR + 2.500% 4.9989% 6/21/24 (c)(d)	12,801	12,363
Microchip Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5% 5/29/25 (c)(d)	45,217	44,425
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 5/31/25 (c)(d)	34,825	33,447
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.4989% 5/31/26 (c)(d)	15,000	13,725
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 3/3/23 (c)(d)	103,931	101,667
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 4/16/25 (c)(d)	111,602	109,262
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 4/16/25 (c)(d)	42,926	42,026
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.250% 4.7489% 4/16/25 (c)(d)	69,824	68,445
Syniverse Holdings, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 11.5089% 3/11/24 (c)(d)	150,000	127,125
Tranche B, term loan 3 month U.S. LIBOR + 5.000% 7.5089% 3/9/23 (c)(d)	346,128	313,533
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 6.0075% 7/13/23 (c)(d)	439,875	433,717
3 month U.S. LIBOR + 4.000% 6.5155% 4/4/25 (c)(d)	124,687	123,596
Verscend Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9989% 8/27/25 (c)(d)	59,850	59,277
Vertafore, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 6.053% 7/2/25 (c)(d)	75,000	72,688
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 1/24/26 (d)(f)	65,000	64,878
Web.com Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2688% 10/11/25 (c)(d)	35,000	33,775

TOTAL TECHNOLOGY		3,130,945

Telecommunications - 2.6%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.2269% 7/15/25 (c)(d)	147,375	136,783
Frontier Communications Corp.:
Tranche A, term loan 3 month U.S. LIBOR + 2.750% 5.25% 3/31/21 (c)(d)	145,775	141,264
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.25% 6/15/24 (c)(d)	24,874	23,739
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.25% 5/31/25 (c)(d)	24,875	23,305
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2519% 11/27/23 (c)(d)	125,000	123,773
Tranche B-5, term loan 6.625% 1/2/24	500,000	499,375
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.756% 2/22/24 (c)(d)	335,000	328,719
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4989% 2/1/24 (c)(d)	368,438	357,292
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.7489% 2/2/26 (c)(d)	280,000	276,150
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.9989% 11/1/24 (c)(d)	240,680	233,459
3 month U.S. LIBOR + 8.250% 10.7489% 11/1/25 (c)(d)	165,000	159,638
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.2489% 7/31/25 (c)(d)	447,038	411,275
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.688% 6.1964% 1/31/26 (c)(d)	301,188	281,396

TOTAL TELECOMMUNICATIONS		2,996,168

Transportation Ex Air/Rail - 0.1%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.5% 6/22/22 (c)(d)	49,202	48,341
Utilities - 0.6%
Brookfield WEC Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 9.2489% 8/1/26 (c)(d)	10,000	9,931
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2489% 8/1/25 (c)(d)	125,000	124,264
Houston Fuel Oil Terminal Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.25% 6/26/25 (c)(d)	84,575	83,412
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.456% 5/31/22 (c)(d)	254,354	253,189
Vertiv Group Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.7066% 11/30/23 (c)(d)	125,000	115,938
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.000% 4.5052% 12/31/25 (c)(d)	124,375	121,922

TOTAL UTILITIES		708,656

TOTAL BANK LOAN OBLIGATIONS
(Cost $18,201,995)		17,744,358

Bank Notes - 0.2%
Compass Bank 2.875% 6/29/22
(Cost $249,733)	250,000	242,079

Preferred Securities - 1.3%
Banks & Thrifts - 1.1%
Bank of America Corp. 5.2% (c)(h)	$300,000	$304,157
Citigroup, Inc.:
5.95% (c)(h)	100,000	100,782
5.95% (c)(h)	10,000	10,362
Royal Bank of Scotland Group PLC 7.5% (c)(h)	800,000	823,500

TOTAL BANKS & THRIFTS		1,238,801

Energy - 0.2%
Energy Transfer Partners LP 6.25% (c)(h)	265,000	246,151
TOTAL PREFERRED SECURITIES
(Cost $1,461,006)		1,484,952
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 2.43% (i)
(Cost $4,440,543)	4,439,783	4,440,671
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $115,022,032)		112,650,230
NET OTHER ASSETS (LIABILITIES) - 0.9%		1,068,284
NET ASSETS - 100%		$113,718,514

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,143,788 or 31.8% of net assets.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Non-income producing

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Level 3 security

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$87,073
Total	$87,073

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$21,021	$21,021	$--	$--
Corporate Bonds	88,524,461	--	88,524,461	--
U.S. Government and Government Agency Obligations	192,688	--	192,688	--
Bank Loan Obligations	17,744,358	--	17,673,273	71,085
Bank Notes	242,079	--	242,079	--
Preferred Securities	1,484,952	--	1,484,952	--
Money Market Funds	4,440,671	4,440,671	--	--
Total Investments in Securities:	$112,650,230	$4,461,692	$108,117,453	$71,085

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, preferred securities and U.S. Government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019